UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Claymore/BIR Leaders 50 ETF (BST)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.1%
	Consumer Discretionary - 13.4%
2,198	DIRECTV Group, Inc. (The) (a)	$51,345
752	Harley-Davidson, Inc.	45,940
1,906	Mattel, Inc.	53,387
478	Omnicom Group, Inc.	50,333
744	Sherwin-Williams Co. (The)	50,324
892	Stanley Works (The)	56,401
1,446	Walt Disney Co. (The)	51,246

		358,976

	Consumer Staples - 4.4%
586	Molson Coors Brewing Co. - Class B	53,660
1,340	SUPERVALU, Inc.	63,838

		117,498

	Energy - 4.3%
724	Chevron Corp.	58,999
692	Exxon Mobil Corp.	57,554

		116,553

	Financials - 23.4%
974	Bank of America Corp.	49,392
326	Bear Stearns Cos., Inc. (The)	48,887
1,924	CapitalSource, Inc., REIT	50,601
984	Citigroup, Inc.	53,618
246	Goldman Sachs Group, Inc. (The)	56,782
1,004	JPMorgan Chase & Co.	52,037
104	Markel Corp. (a)	51,272
592	Merrill Lynch & Co., Inc.	54,896
662	Morgan Stanley	56,296
544	Prudential Financial, Inc.	55,499
742	Safeco Corp.	46,561
976	Travelers Cos., Inc. (The)	52,870

		628,711

	Health Care - 12.0%
772	Amgen, Inc. (a)	43,487
348	Cigna Corp.	58,335
788	Johnson & Johnson	49,857
622	Laboratory Corp. of America Holdings (a)	48,976
2,112	Schering-Plough Corp.	69,147
588	Zimmer Holdings, Inc. (a)	51,779

		321,581

	Industrials - 14.2%
540	Cooper Industries, Ltd. - Class A (Bermuda)	28,933
612	Eaton Corp.	57,369
690	Northrop Grumman Corp.	52,171
714	Paccar, Inc.	62,282
602	Parker Hannifin Corp.	61,019
546	Precision Castparts Corp.	65,280
754	United Technologies Corp.	53,195

		380,249

	Information Technology - 14.0%
1,910	Cisco Systems, Inc. (a)	51,417
1,260	Hewlett-Packard Co.	57,595
534	International Business Machines Corp.	56,924
818	Lexmark International, Inc. - Class A (a)	42,479
1,760	Microsoft Corp.	53,979
3,016	Oracle Corp. (a)	58,450
2,870	Xerox Corp. (a)	54,157

		375,001

	Materials - 6.5%
1,484	Alcoa, Inc.	61,259
1,070	Ball Corp.	59,235
814	Nucor Corp.	54,978

		175,472

	Telecommunication Services - 4.1%
1,346	AT&T, Inc.	55,644
888	Telephone & Data Systems, Inc.	54,967

		110,611

	Utilities - 3.8%
2,780	Centerpoint Energy, Inc.	52,625
2,518	Duke Energy Corp.	49,202
		101,827

	Total Investments - 100.1%
	(Cost $2,481,521)	2,686,479
	Liabilities in excess of Other Assets - (0.1%)	(1,487)

	Net Assets - 100.0%	$2,684,992

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	99.0%
Bermuda	1.0%
* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/BIR Leaders Mid-Cap Value ETF (BMV)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 11.0%
432	Autoliv, Inc.	$25,790
1,156	Expedia, Inc. (a)	27,779
870	Hasbro, Inc.	27,971
672	Jarden Corp. (a)	28,641
548	Liz Claiborne, Inc.	19,010
946	Mattel, Inc.	26,497
370	Sherwin-Williams Co. (The)	25,027
492	Snap-On, Inc.	26,602
442	Stanley Works (The)	27,948
818	Tribune Co.	26,340
308	VF Corp.	28,884

		290,489

	Consumer Staples - 5.3%
674	Hormel Foods Corp.	25,241
496	JM Smucker Co. (The)	28,619
342	Loews Corp.	26,591
292	Molson Coors Brewing Co. - Class B	26,738
666	SUPERVALU, Inc.	31,728

		138,917

	Energy - 3.3%
706	Cimarex Energy Co.	29,673
254	SEACOR Holdings, Inc. (a)	23,492
540	Tesoro Corp.	33,415

		86,580

	Financials - 21.1%
384	AG Edwards, Inc.	33,853
552	American Capital Strategies Ltd.	26,733
704	American Financial Group, Inc.	25,098
460	Assurant, Inc.	27,347
476	Bank of Hawaii Corp.	25,471
436	CIT Group, Inc.	26,129
598	CNA Financial Corp.	30,390
954	CapitalSource, Inc. - REIT	25,090
670	Health Care Property Investors, Inc. - REIT	21,889
652	KeyCorp	23,218
490	Kimco Realty Corp. - REIT	22,682
52	Markel Corp. (a)	25,636

458	Nationwide Financial Services - Class A	28,355
526	PMI Group, Inc. (The)	26,005
536	Philadelphia Consolidated Holding Co. (a)	22,083
372	Prologis - REIT	24,054
550	Rayonier, Inc. - REIT	24,728
286	Regency Centers Corp. - REIT	22,471
368	Safeco Corp.	23,092
510	Stancorp Financial Group, Inc.	25,939
536	Ventas, Inc. - REIT	22,705
754	WR Berkley Corp.	24,837

		557,805

	Health Care - 4.2%
172	Cigna Corp.	28,832
460	Health Net, Inc. (a)	26,257
672	LifePoint Hospitals, Inc. (a)	27,276
544	Thermo Fisher Scientific, Inc. (a)	29,702

		112,067

	Industrials - 17.6%
722	AMR Corp. (a)	20,469
564	Carlisle Cos., Inc.	24,901
364	Cummins, Inc.	34,300
464	DRS Technologies, Inc.	23,826
514	Dover Corp.	25,726
304	Eaton Corp.	28,497
636	Equifax, Inc.	26,731
500	Goodrich Corp.	29,745
282	L-3 Communications Holdings, Inc.	26,863
330	Manpower, Inc.	30,360
354	Paccar, Inc.	30,879
298	Parker Hannifin Corp.	30,205
516	Pitney Bowes, Inc.	24,639
680	RR Donnelley & Sons Co.	29,118
876	Republic Services, Inc.	26,525
1,266	Steelcase, Inc. - Class A	24,586
588	Trinity Industries, Inc.	27,148

		464,518

	Information Technology - 6.7%
642	Arrow Electronics, Inc. (a)	26,354
672	Avnet, Inc. (a)	28,788
956	Convergys Corp. (a)	24,607
630	Fair Isaac Corp.	23,846
406	Lexmark International, Inc. - Class A (a)	21,084
962	Synopsys, Inc. (a)	25,512
1,424	Xerox Corp. (a)	26,871

		177,062

	Materials - 9.0%
328	Air Products & Chemicals, Inc.	25,581
600	Albemarle Corp.	24,384
376	Ashland, Inc.	22,680
550	Cabot Corp.	26,571
860	Celanese Corp. - Series A	31,295
472	Lubrizol Corp.	31,020
1,052	RPM International, Inc.	23,901
764	Sealed Air Corp.	24,677
664	Sonoco Products Co.	28,751

		238,860

	Telecommunication Services - 3.1%
550	CenturyTel, Inc.	27,181
440	Telephone & Data Systems, Inc.	27,236
342	US Cellular Corp. (a)	27,145

		81,562

	Utilities - 18.7%
604	AGL Resources, Inc.	25,767
588	Alliant Energy Corp.	25,402
548	American Electric Power Co., Inc.	26,101
782	Atmos Energy Corp.	25,329
1,378	Centerpoint Energy, Inc.	26,086
506	Consolidated Edison, Inc.	24,703
530	DTE Energy Co.	28,027
508	Energen Corp.	29,932
248	Entergy Corp.	27,999
1,034	NiSource, Inc.	22,966
718	NSTAR	25,008
636	OGE Energy Corp.	23,481
590	Oneok, Inc.	31,919
530	PG&E Corp.	26,108
518	Pinnacle West Capital Corp.	24,051
996	Puget Energy, Inc.	25,109
410	Sempra Energy	25,141
512	Wisconsin Energy Corp.	24,796
1,040	Xcel Energy, Inc.	23,868

		491,793

	Total Common Stocks - 100.0%
	(Cost $2,486,869)	2,639,653

	Exchange-Traded Funds - 0.1%
11	iShares Russell Midcap Value Index Fund

(Cost - $1,764)	1,793

Total Investments - 100.1%
(Cost - $2,488,633)	2,641,446
Liabilities in excess of Other Assets - (0.1%)	(2,056)

Net Assets - 100.0%	$2,639,390

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Country Allocation*
United States	100.0%
* Subject to change daily. Based on total investments.

Claymore/BIR Leaders Small-Cap Core ETF (BES)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.1%
	Consumer Discretionary - 14.1%
532	Aeropostale, Inc. (a)	$24,632
600	Ameristar Casinos, Inc.	17,820
728	Asbury Automotive Group, Inc.	19,860
778	Big Lots, Inc. (a)	24,507
570	Brown Shoe Co., Inc.	16,895
456	CEC Entertainment, Inc. (a)	17,656
666	Charlotte Russe Holding, Inc. (a)	18,548
306	Columbia Sportswear Co.	21,337
298	Deckers Outdoor Corp. (a)	26,191
286	Jack in the Box, Inc. (a)	21,870
636	Perry Ellis International, Inc. (a)	19,932
372	priceline.com, Inc. (a)	23,004
1,362	Sinclair Broadcast Group, Inc. - Class A	20,866
662	Sonic Automotive, Inc. - Class A	20,608
658	Steven Madden Ltd. (a)	21,438
1,204	Stride Rite Corp.	24,261
782	Tempur-Pedic International, Inc.	19,832
398	Vertrue, Inc. (a)	19,204

		378,461

	Consumer Staples - 2.4%
400	NBTY, Inc. (a)	21,012
336	Ralcorp Holdings, Inc. (a)	19,542
370	Universal Corp.	23,521

		64,075

	Energy - 10.0%
692	Alon USA Energy, Inc.	27,493
860	Basic Energy Services, Inc. (a)	22,962
2,916	Grey Wolf, Inc. (a)	23,095
492	Gulfmark Offshore, Inc. (a)	24,713
362	Lufkin Industries, Inc.	23,135
664	Oil States International, Inc. (a)	25,849
1,616	Pioneer Drilling Co. (a)	24,903
632	Stone Energy Corp. (a)	20,622
500	Swift Energy Co. (a)	21,515
672	Western Refining, Inc.	33,029
502	Whiting Petroleum Corp. (a)	22,264

		269,580

	Financials - 18.6%
632	Arbor Realty Trust, Inc., REIT	18,006
588	Asta Funding, Inc.	24,820
424	Capital Trust, Inc. - Class A, REIT	18,860
1,048	Corus Bankshares, Inc.	19,063
1,264	Deerfield Triarc Capital Corp., REIT	20,477

496	Delphi Financial Group - Class A	21,298
298	Entertainment Properties Trust, REIT	17,597
866	First Cash Financial Services, Inc. (a)	21,589
340	FirstFed Financial Corp. (a)	21,920
962	Horace Mann Educators Corp.	21,472
2,110	Luminent Mortgage Capital, Inc., REIT	19,201
804	National Retail Properties, Inc., REIT	19,497
590	Nationwide Health Properties, Inc., REIT	18,331
660	Newcastle Investment Corp., REIT	19,576
498	Odyssey Re Holdings Corp.	21,354
430	Potlatch Corp., REIT	18,825
582	RAIT Financial Trust, REIT	17,146
360	Redwood Trust, Inc., REIT	19,292
348	RLI Corp.	19,993
458	Safety Insurance Group, Inc.	19,071
796	Selective Insurance Group	21,787
812	Senior Housing Properties Trust, REIT	19,082
562	United Fire & Casualty, Co.	22,002
474	World Acceptance Corp. (a)	20,088
404	Zenith National Insurance Corp.	19,541

		499,888

	Health Care - 8.1%
608	Amedisys, Inc. (a)	22,678
590	AMERIGROUP Corp. (a)	15,045
844	Amsurg Corp. (a)	20,771
612	Apria Healthcare Group, Inc. (a)	17,723
274	Bio-Rad Laboratories, Inc. - Class A (a)	20,468
1,022	Cross Country Healthcare, Inc. (a)	17,793
670	Medcath Corp. (a)	22,110
476	Palomar Medical Technologies, Inc. (a)	18,512
1,436	Savient Pharmaceuticals, Inc. (a)	20,420
846	Sciele Pharma, Inc. (a)	20,913
430	West Pharmaceutical Services, Inc.	21,870

		218,303

	Industrials - 21.5%
352	Acuity Brands, Inc.	21,370
344	Cascade Corp.	23,426
274	Consolidated Graphics, Inc. (a)	19,892
630	Deluxe Corp.	27,512
476	Esterline Technologies Corp. (a)	21,658
392	Freightcar America, Inc.	19,377
390	General Cable Corp. (a)	26,578
280	Genlyte Group, Inc. (a)	24,394
416	Geo Group, Inc. (a)	22,672
506	Herman Miller, Inc.	18,216
614	HUB Group, Inc. - Class A (a)	22,706
450	Kaydon Corp.	21,713
840	Knoll, Inc.	20,328
842	Korn/Ferry International (a)	21,900
1,060	Labor Ready, Inc. (a)	25,440
176	Middleby Corp. (a)	21,829
510	Moog, Inc. - Class A (a)	21,961
348	NCI Building Systems, Inc. (a)	17,891
432	Regal-Beloit Corp.	21,000

982	Republic Airways Holdings, Inc. (a)	22,949
496	Robbins & Myers, Inc.	22,280
512	Teledyne Technologies, Inc. (a)	23,593
618	TeleTech Holdings, Inc. (a)	21,741
364	Triumph Group, Inc.	24,053
354	United Stationers, Inc. (a)	23,750
404	Watson Wyatt Worldwide, Inc. - Class A	20,834

		579,063

	Information Technology - 8.7%
314	Anixter International, Inc. (a)	23,192
506	CommScope, Inc. (a)	27,693
566	Comtech Telecommunications Corp. (a)	25,340
788	Covansys Corp. (a)	26,626
714	Intevac, Inc. (a)	13,773
806	MKS Instruments, Inc. (a)	21,963
1,982	ON Semiconductor Corp. (a)	21,287
1,212	SYKES Enterprises, Inc. (a)	23,610
1,480	United Online, Inc.	25,249
612	Varian Semiconductor Equipment Associates, Inc. (a)	25,796

		234,529

	Materials - 9.1%
346	Cleveland-Cliffs, Inc.	30,548
332	Greif, Inc. - Class A	18,479
780	HB Fuller Co.	21,255
966	Hercules, Inc. (a)	18,190
376	Innospec, Inc. (United Kingdom)	22,485
486	Metal Management, Inc.	23,532
384	OM Group, Inc. (a)	24,004
600	Rock-Tenn Co. - Class A	20,952
794	Sensient Technologies Corp.	20,676
396	Silgan Holdings, Inc.	22,857
246	Texas Industries, Inc.	21,397

		244,375

	Telecommunication Sevices - 1.6%
826	CT Communications, Inc.	25,928
1,312	General Communication, Inc. - Class A (a)	17,384

		43,312

	Utilities - 6.0%
540	Black Hills Corp.	22,135
828	El Paso Electric Co. (a)	22,530
418	Nicor, Inc.	19,625
440	Northwest Natural Gas Co.	21,925
774	Piedmont Natural Gas Co.	20,542
636	PNM Resources, Inc.	18,768
524	Southwest Gas Corp.	19,996
534	UIL Holdings Corp.	17,515

		163,036

	Total Common Stocks - 100.1%
	(Cost $2,486,239)	2,694,622

	Exchange Traded Funds - 0.1%
29	iShares S&P SmallCap 600 Value Index Fund
	(Cost $2,326)	2,372

	Total Investments - 100.2%
	(Cost $2,488,565)	2,696,994
	Liabilities in excess of Other Assets - (0.2%)	(5,131)

	Net Assets - 100.0%	$2,691,863

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	99.2%
United Kingdom	0.8%
* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/BNY BRIC ETF (EEB)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.5%
	Consumer Discretionary - 2.4%
11,475	Brilliance China Automotive Holdings Ltd., ADR (China) (a)	$269,663
11,482	Ctrip.com International Ltd., ADR (China)	877,340
41,278	Focus Media Holding Ltd., ADR (China) (a)	1,825,726
8,328	Home Inns & Hotels Management, Inc., ADR (China) (a)	244,177
31,770	Melco PBL Entertainment Macau Ltd., ADR (China) (a)	445,415
73,490	NET Servicos de Comunicacao SA, ADR (Brazil) (a)	1,231,692
11,440	New Oriental Education & Technology Group, ADR (China) (a)	537,222

		5,431,235

	Consumer Staples - 3.9%
21,598	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (Brazil)	728,284
80,345	Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)	5,447,391
26,055	Perdigao SA, ADR (Brazil)	937,980
18,989	Sadia SA, ADR (Brazil)	974,136
8,937	Wimm-Bill-Dann Foods OJSC, ADR (Russia)	719,697

		8,807,488

	Energy - 23.6%
70,685	China Petroleum & Chemical Corp., ADR (China)	7,761,213
61,360	CNOOC Ltd., ADR (China)	5,770,294
78,308	PetroChina Co. Ltd., ADR (China)	10,120,526
117,342	Petroleo Brasileiro SA, ADR (Brazil)	12,691,711
161,700	Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)	15,503,796
15,276	Ultrapar Participacoes SA, ADR (Brazil)	465,001
17,230	Yanzhou Coal Mining Co. Ltd., ADR (China)	1,117,366

		53,429,907

	Financials - 18.6%
418,401	Banco Bradesco SA, ADR (Brazil)	10,623,201
177,351	Banco Itau Holding Financeira SA, ADR (Brazil)	7,819,406
197,184	China Life Insurance Co. Ltd., ADR (China) (a)	9,147,366
32,402	HDFC Bank Ltd., ADR (India)	2,752,550
138,706	ICICI Bank Ltd., ADR (India)	6,595,470
45,211	Unibanco - Uniao de Bancos Brasileiros SA, GDR (Brazil)	5,077,647

		42,015,640

	Health Care - 0.7%
9,492	China Medical Technologies, Inc., ADR (China) (a)	229,422
54,893	Dr. Reddy's Laboratories Ltd., ADR (India)	870,603
21,350	Mindray Medical International Ltd., ADR (China)	608,475

		1,708,500

	Industrials - 3.9%
8,428	China Eastern Airlines Corp., Ltd., ADR (China) (a)	404,881
12,051	China Southern Airlines Co. Ltd., ADR (China) (a)	358,879
54,093	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	2,622,429
24,324	Gol Linhas Aereas Inteligentes SA, ADR (Brazil)	797,827
13,693	Guangshen Railway Co. Ltd., ADR (China)	556,894
8,856	JA Solar Holdings Co. Ltd., ADR (China) (a)	210,507
30,243	Suntech Power Holdings Co. Ltd., ADR (China) (a)	1,025,843
29,798	Tam SA, ADR (Brazil) (a)	1,012,536
93,362	Tata Motors Ltd., ADR (India)	1,740,268

		8,730,064

	Information Technology - 7.6%
35,021	Actions Semiconductor Co. Ltd., ADR (China) (a)	216,780
4,859	Baidu.com, ADR (China) (a)	683,321
172,251	Infosys Technologies Ltd., ADR (India)	8,483,362
28,271	Netease.com, ADR (China) (a)	511,422
21,219	O2Micro International Ltd., ADR (China) (a)	224,497
17,308	Patni Computer Systems Ltd., ADR (India)	456,239
125,481	Satyam Computer Services Ltd., ADR (India)	3,179,689
133,838	Semiconductor Manufacturing International Corp., ADR (China) (a)	951,588
12,505	Shanda Interactive Entertainment Ltd., ADR (China) (a)	353,641
6,950	The9 Ltd., ADR (China) (a)	296,348
113,582	Wipro Ltd., ADR (India)	1,847,979

		17,204,866

	Materials - 17.0%
50,812	Aluminum Corp. of China Ltd., ADR (China)	1,677,304
22,092	Aracruz Celulose SA, ADR (Brazil)	1,329,276
32,004	Braskem SA, ADR (Brazil)	541,828
53,097	Cia Siderurgica Nacional SA, ADR (Brazil)	2,827,415
256,857	Cia Vale do Rio Doce, ADR (Brazil)	11,674,151
400,932	Cia Vale do Rio Doce, Preference Shares, ADR (Brazil)	15,387,770
132,376	Gerdau SA, ADR (Brazil)	3,010,230
15,377	Mechel, ADR (Russia)	525,893
10,315	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)	685,329
40,230	Votorantim Celulose e Papel SA, ADR (Brazil)	870,175

		38,529,371

	Telecommunication Services - 19.2%
6,545	Asia Satellite Telecommunications Holdings Ltd., ADR (China)	140,718
19,133	Brasil Telecom Participacoes SA, Preference Shares, ADR (Brazil)	1,190,073
27,663	Brasil Telecom SA, Preference Shares, ADR (Brazil)	586,732
348,255	China Mobile Ltd., ADR (China)	16,165,997
42,123	China Netcom Group Corp. Hong Kong Ltd., ADR (China)	2,160,067
58,931	China Telecom Corp. Ltd., ADR (China)	3,170,488
258,702	China Unicom Ltd., ADR (China)	3,797,745
41,052	Hutchison Telecommunications International Ltd., ADR (China) (a)	1,346,506
44,426	Mahanagar Telephone Nigam, ADR (India)	319,867
79,492	Mobile Telesystems OJSC, ADR (Russia)	4,306,877
26,852	Rostelecom, ADR (Russia)	1,420,202
108,312	Tele Norte Leste Participacoes SA, ADR (Brazil)	2,059,011
5,004	Telemig Celular Participacoes SA, ADR (Brazil)	243,294
25,100	Tim Participacoes SA, ADR (Brazil)	918,660
22,551	Videsh Sanchar Nigam Ltd., ADR (India)	505,819
39,880	Vimpel-Communications, ADR (Russia) (a)	4,100,063
217,511	Vivo Participacoes SA, Preference Shares, ADR (Brazil)	1,065,804

		43,497,923

	Utilities - 2.6%
23,831	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil) (a)	961,819
58,321	Cia Energetica de Minas Gerais, ADR (Brazil)	2,299,597
45,031	Cia Paranaense de Energia, Preference Shares, ADR (Brazil)	664,658
12,089	CPFL Energia SA, ADR (Brazil)	676,379
33,207	Huaneng Power International, Inc., ADR (China)	1,370,121

		5,972,574

	Total Common Stocks - 99.5%
	(Cost $202,306,674)	225,327,568

	Exchange Traded Funds - 0.1%
1,225	iShares MSCI Emerging Markets Index Fund
	(Cost $153,875)	155,330

Total Investments - 99.6%
(Cost $202,460,549)	225,482,898
Other Assets in excess of Liabilities - 0.4%	821,037

Net Assets - 100.0%	$226,303,935

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
OJSC	- Open Joint Stock Company
(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Brazil	49.8%
China	33.4%
India	11.8%
Russia	4.9%
United States - Exchange Traded Fund	0.1%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Claymore/Clear Mid-Cap Growth Index ETF (MCG)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 98.1%
	Consumer Discretionary - 17.8%
1,206	Aeropostale, Inc. (a)	$55,838
1,594	American Eagle Outfitters, Inc.	43,038
1,526	Big Lots, Inc. (a)	48,069
1,490	Brinker International, Inc.	47,620
1,366	Choice Hotels International, Inc.	55,077
1,166	Guess ?, Inc.	51,537
1,382	Office Depot, Inc. (a)	50,305
552	Polo Ralph Lauren Corp.	53,837
1,404	Ross Stores, Inc.	46,107

		451,428

	Consumer Staples - 7.6%
906	JM Smucker Co.	52,276
514	Molson Coors Brewing Co. - Class B	47,067
920	NBTY, Inc. (a)	48,328
1,090	Whole Foods Market, Inc.	44,799

		192,470

	Energy - 6.2%
772	Cameron International Corp. (a)	54,735
1,698	CNX Gas Corp. (a)	50,023
696	FMC Technologies, Inc. (a)	52,618

		157,376

	Financials - 12.5%
1,714	Arthur J Gallagher & Co.	50,392
1,320	Federated Investors, Inc. - Class B	51,401
1,054	Hospitality Properties Trust - REIT	46,840
2,306	Janus Capital Group, Inc.	63,830
476	Jones Lang LaSalle, Inc.	55,549
810	SEI Investments Co.	50,001

		318,013

	Health Care - 5.4%
1,440	Pharmaceutical Product Development, Inc.	52,560
964	Resmed, Inc. (a)	43,457
1,028	Varian Medical Systems, Inc. (a)	41,428

		137,445

	Industrials - 21.1%
900	Belden, Inc.	51,534
1,016	CH Robinson Worldwide, Inc.	55,047
1,584	Chicago Bridge & Iron Co. (Netherlands)	61,713
1,356	Donaldson Co., Inc.	49,535
1,232	Graco, Inc.	49,329
1,036	Jacobs Engineering Group, Inc. (a)	60,036
762	Manitowoc Co., Inc.	57,744
1,256	Robert Half International, Inc.	44,136
1,124	URS Corp. (a)	56,515
988	Watson Wyatt Worldwide, Inc. - Class A	50,951

		536,540

	Information Technology - 20.0%
3,140	AVX Corp.	56,489
4,758	Brocade Communications Systems, Inc. (a)	43,678
1,292	Checkfree Corp. (a)	50,711
1,072	Formfactor, Inc. (a)	42,644
1,832	Intersil Corp. - Class A	55,143
1,348	Microchip Technology, Inc.	54,702
1,716	Molex, Inc.	51,034
1,482	Novellus Systems, Inc. (a)	45,483
1,524	Total System Services, Inc.	50,581
1,347	Varian Semiconductor Equipment Associates, Inc. (a)	56,776

		507,241

	Materials - 5.5%
1,330	Agnico-Eagle Mines Ltd. (Canada)	48,292
6,148	Iamgold Corp. (Canada)	44,819
1,362	Titanium Metals Corp. (a)	47,125

		140,236

	Telecommunication Services - 2.0%
1,696	NeuStar, Inc. - Class A (a)	49,286

	Total Common Stocks - 98.1%
	(Cost $2,435,126)	2,490,035

	Master Limited Partnerships - 2.0%
	Financials - 2.0%
554	AllianceBernstein Holding LP
	(Cost $50,879)	50,641

	Total Investments - 100.1%
	(Cost $2,486,005)	2,540,676
	Liabilities in excess of Other Assets - (0.1%)	(2,813)

	Net Assets - 100.0%	$2,537,863

LP	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	93.9%
Canada	3.7%
Netherlands	2.4%
* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/Clear Spin-Off ETF (CSD)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stock - 95.2%
	Consumer Discretionary - 33.6%
10,665	Ambassadors Group, Inc.	$365,596
68,251	CBS Corp. - Class B	2,270,028
16,707	Chipotle Mexican Grill, Inc. - Class A (a)	1,447,160
81,431	Clear Channel Outdoor Holdings, Inc. - Class A (a)	2,366,385
130,740	Discovery Holding Co. - Class A (a)	3,056,701
8,304	DSW, Inc. - Class A (a)	317,379
104,222	Expedia, Inc. (a)	2,504,455
16,813	Jackson Hewitt Tax Service, Inc.	508,593
32,665	Live Nation, Inc. (a)	731,696
28,831	New York & Co., Inc. (a)	352,603
7,888	Proliance International, Inc.	22,639
2,686	Triple Crown Media, Inc. (a)	25,356
55,958	Viacom, Inc. - Class B (a)	2,513,633
10,435	WPT Enterprises, Inc. (a)	47,688

		16,529,912

	Energy - 12.8%
23,963	Alon USA Energy, Inc.	952,050
14,819	Atlas America, Inc. (a)	735,294
34,018	Bois d'Arc Energy, Inc. (a)	584,429
77,243	CNX Gas Corp. (a)	2,275,579
26,053	Delek US Holdings, Inc.	621,364
37,142	Ship Finance International, Ltd. (Bermuda)	1,154,002

		6,322,718

	Financials - 10.6%
38,909	Ameriprise Financial, Inc.	2,445,431
89,589	Fidelity National Financial, Inc. - Class A	2,512,076
9,809	National Interstate Corp.	239,143

		5,196,650

	Health Care - 1.9%
19,862	Inverness Medical Innovations, Inc. (a)	947,219

	Industrials - 1.4%
27,454	ACCO Brands Corp. (a)	686,624

	Information Technology - 13.5%
43,605	MoneyGram International, Inc.	1,270,650
47,797	NAVTEQ Corp. (a)	2,047,145
65,867	Spansion, Inc. - Class A (a)	716,633
35,449	Sunpower Corp. - Class A (a)	1,893,331
20,681	Wright Express Corp. (a)	725,283

		6,653,042

	Materials - 15.9%
23,662	Chaparral Steel Co.	1,732,058

156,308	Gerdau Ameristeel Corp. (Canada)	2,444,657
94,458	Mosaic Co. (The) (a)	3,318,310
7,559	Neenah Paper, Inc.	331,084

		7,826,109

	Telecommunication Services - 5.5%
41,988	Embarq Corp.	2,698,149

	Total Common Stock - 95.2%	46,860,423

	(Cost - $40,764,719)

	Master Limited Partnership - 4.8%
	Energy - 4.8%
45,509	Enterprise GP Holdings LP	1,690,659
4,185	Holly Energy Partners LP	209,920
9,930	Williams Partners LP	483,790

	Total Master Limited Partnerships	2,384,369

	(Cost - $2,300,528)

	Exchange-Traded Funds- 0.1%
187	iShares S&P SmallCap 600/BARRA Growth Index Fund	26,754

	(Cost - $26,224)

	Total Investments - 100.1%
	(Cost - $43,091,471)	49,271,546
	Liabilities in excess of Other Assets - (0.1%)	(33,509)

	Net Assets - 100.0%	$49,238,037

LP	- Limited Partnership
(a)	Non-income producing security.

Country Allocation*
United States	92.7%
Canada	5.0%
Bermuda	2.3%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Claymore/Great Companies Large-Cap Growth Index ETF (XGC)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 100.2%
	Consumer Discretionary - 26.2%
818	Bed Bath & Beyond, Inc. (a)	$33,260
1,184	Best Buy Co., Inc.	57,175
700	Clear Channel Communications, Inc.	26,880
1,404	Coach, Inc. (a)	72,109
1,362	D. R. Horton, Inc.	31,830
1,530	H&R Block, Inc.	36,246
742	Harley-Davidson, Inc.	45,329
782	Home Depot, Inc.	30,396
586	Kohl's Corp. (a)	44,138
1,268	Lowe's Cos., Inc.	41,616
1,124	Pulte Homes, Inc.	30,674
2,626	Staples, Inc.	65,808
2,750	Starbucks Corp. (a)	79,227
2,862	Time Warner, Inc.	61,161
1,710	TJX Cos., Inc.	47,829

		703,678

	Consumer Staples - 2.5%
1,040	Reynolds American, Inc.	67,642

	Energy - 10.3%
1,326	Anadarko Petroleum Corp.	65,836
2,742	Imperial Oil Ltd. (Canada)	127,668
1,614	Petro-Canada (Canada)	81,749

		275,253

	Financials - 28.4%
1,386	Aflac, Inc.	73,264
1,302	Bank of America Corp.	66,024
388	Bear Stearns Cos., Inc.	58,184
550	Capital One Financial Corp.	43,879
788	Citigroup, Inc.	42,938
1,040	Countrywide Financial Corp.	40,498
1,614	E*Trade Financial Corp. (a)	38,655
1,290	Lehman Brothers Holdings, Inc.	94,660
340	MBIA, Inc.	22,627
574	Merrill Lynch & Co., Inc.	53,227
860	Morgan Stanley	73,134
1,912	Progressive Corp.	44,072
1,178	Sun Life Financial, Inc. (Canada)	55,649
1,554	US Bancorp	53,737

		760,548

	Health Care - 5.3%
890	Coventry Health Care, Inc. (a)	53,106
414	Forest Laboratories, Inc. (a)	20,994
1,244	UnitedHealth Group, Inc.	68,134

		142,234

	Industrials - 8.0%
1,112	Canadian Pacific Railway Ltd. (Canada)	79,475
1,124	Danaher Corp.	82,614
742	United Technologies Corp.	52,348

		214,437

	Information Technology - 15.8%
968	Canon, Inc. - ADR (Japan)	56,976
2,008	Cisco Systems, Inc. (a)	54,055
1,578	Dell, Inc. (a)	42,401
848	Fiserv, Inc. (a)	50,244
848	Maxim Integrated Products, Inc.	26,076
1,130	Microsoft Corp.	34,657
2,790	Oracle Corp. (a)	54,070
980	Paychex, Inc.	39,592
394	Research In Motion Ltd. (Canada) (a)	65,436

		423,507

	Materials - 3.7%
1,458	Nucor Corp.	98,473

	Total Investments - 100.2%
	(Cost $2,504,469)	2,685,772
	Liabilities in excess of Other Assets - (0.2%)	(4,622)

	Net Assets - 100.0%	$2,681,150

ADR	- American Depositary Receipt
(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	82.6%
Canada	15.3%
Japan	2.1%
* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/IndexIQ Small - Cap Value ETF (SCV)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 99.7%
	Consumer Discretionary - 13.3%
1,010	Aftermarket Technology Corp. (a)	$30,270
3,608	Citadel Broadcasting Corp.	29,946
1,928	Cox Radio, Inc. - Class A (a)	28,303
906	Entercom Communications Corp. - Class A	24,100
1,304	FTD Group, Inc.	23,120
962	Helen of Troy Ltd. (Bermuda) (a)	26,263
832	Kenneth Cole Productions, Inc. - Class A	20,800
788	K-Swiss, Inc. - Class A	22,860
4,302	Radio One, Inc. - Class D (a)	32,308
512	RC2 Corp. (a)	23,009
2,704	Stewart Enterprises, Inc. - Class A	20,929
6,652	Westwood One, Inc.	53,615

		335,523

	Consumer Staples - 1.0%
1,964	Prestige Brands Holdings, Inc. (a)	25,827

	Energy - 3.2%
1,148	Energy Partners Ltd. (a)	19,746
1,116	General Maritime Corp. (Marshall Island)	33,837
2,278	Parker Drilling Co. (a)	26,630

		80,213

	Financials - 32.0%
992	1st Source Corp.	25,990
1,764	American Equity Investment Life Holding Co.	21,150
566	American Physicians Capital, Inc. (a)	23,138
728	Anchor Bancorp Wisconsin, Inc.	20,843
1,600	Asset Acceptance Capital Corp. (a)	30,720
1,788	BankAtlantic Bancorp, Inc. - Class A	16,950
778	Boston Private Financial Holdings, Inc.	22,025
1,018	Calamos Asset Management, Inc. - Class A	25,399
620	Central Pacific Financial Corp.	21,037
690	Chemical Financial Corp.	18,554
736	Chittenden Corp.	21,462
1,416	CNA Surety Corp. (a)	28,943
1,278	Community Bank System, Inc.	26,276
1,784	CVB Financial Corp.	20,373
1,636	Dime Community Bancshares	22,086
1,924	Donegal Group, Inc. - Class A	29,379
2,036	First Commonwealth Financial Corp.	23,027
856	First Merchants Corp.	20,844
978	First State Bancorporation	21,633
1,308	FNB Corp.	21,857
512	FPIC Insurance Group, Inc. (a)	23,747
1,188	Hanmi Financial Corp.	20,754
1,146	Harleysville National Corp.	18,531
2,956	LaBranche & Co., Inc. (a)	24,417
642	MB Financial, Inc.	22,701
1,344	National Penn Bancshares, Inc.	24,515
2,064	Presidential Life Corp.	37,689
656	Provident Bankshares Corp.	21,943
1,318	Provident Financial Services, Inc.	22,142
436	RLI Corp.	25,048
2,118	Sterling Bancshares, Inc.	24,336
1,014	Sterling Financial Corp. (a)	10,018
1,078	Susquehanna Bancshares, Inc.	23,209
1,062	SWS Group, Inc.	25,637
492	Triad Guaranty, Inc. (a)	21,938

		808,311

	Health Care - 4.8%
1,286	Alpharma, Inc. - Class A (a)	31,250
586	Datascope Corp.	21,594
1,566	Odyssey HealthCare, Inc. (a)	20,311
1,038	Sciele Pharma, Inc. (a)	25,659
1,500	Viropharma, Inc. (a)	21,735

		120,549

	Industrials - 4.9%
3,474	CBIZ, Inc. (a)	25,986
610	CIRCOR International, Inc.	23,296
902	Ennis, Inc.	21,558
954	Interpool, Inc.	25,748
1,002	Korn/Ferry International (a)	26,062

		122,650

	Information Technology - 36.6%
1,272	Actel Corp. (a)	17,769
1,666	Aeroflex, Inc. (a)	23,557
1,524	Advanced Energy Industries, Inc. (a)	37,398
648	Cabot Microelectronics Corp. (a)	21,682
4,408	Cirrus Logic, Inc. (a)	34,117
942	Coherent, Inc. (a)	29,220
1,122	Cohu, Inc.	22,934
1,806	Cree, Inc. (a)	40,635
1,156	DSP Group, Inc. (a)	25,189
866	Electronics for Imaging (a)	24,690
1,886	Entegris, Inc. (a)	21,689
1,520	Epicor Software Corp. (a)	22,010
5,152	Extreme Networks (a)	19,320
1,416	Infospace, Inc.	34,664
3,026	infoUSA, Inc.	32,318
2,524	Ixia (a)	23,423
1,358	JDA Software Group, Inc. (a)	24,702
3,160	Lawson Software, Inc. (a)	29,009
916	MKS Instruments, Inc. (a)	24,961
1,802	MSC.Software Corp. (a)	23,895
2,612	Mattson Technology, Inc. (a)	25,754
1,472	Methode Electronics, Inc.	22,198
1,198	Multi-Fineline Electronix, Inc. (a)	20,462
3,330	Omnivision Technologies, Inc. (a)	53,946
1,656	Packeteer, Inc. (a)	16,991
1,598	Photronics, Inc. (a)	23,491
3,118	Secure Computing Corp. (a)	23,759
1,606	Semtech Corp. (a)	26,740
3,286	Silicon Image, Inc. (a)	27,537
2,552	SonicWALL, Inc. (a)	21,080
2,876	TTM Technologies, Inc. (a)	31,809
2,588	United Online, Inc.	44,151
2,168	Wind River Systems, Inc. (a)	23,002
1,402	Zoran Corp. (a)	28,222

		922,324

	Materials - 0.8%
1,416	Glatfelter	19,243

	Telecommunication Service - 2.3%
1,036	Iowa Telecommunications Services, Inc.	23,300
2,676	Premiere Global Services, Inc. (a)	33,905

		57,205

	Utilities - 0.8%
860	Empire District Electric Co. (The)	20,287

	Total Common Stock - 99.7%
	(Cost $2,499,205)	2,512,132

	Exchange-Traded Funds- 0.4%
117	iShares S&P SmallCap 600 Value Index Fund	9,571

	(Cost - $9,479)

	Total Investments - 100.1%
	(Cost - $2,508,684)	2,521,703
	Liabilities in excess of Other Assets - (0.1%)	(1,178)

	Net Assets - 100.0%	$2,520,525

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	97.6%
Marshall Island	1.3%
Bermuda	1.1%
* Subject to change daily. Based on total investments.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/LGA Green ETF (GRN)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Long Term Investments - 100.2%
	Common Stocks - 99.4%
	Consumer Discretionary - 9.6%
480	Autonation, Inc. (a)	$10,618
164	Autozone, Inc. (a)	21,095
716	Best Buy Co., Inc.	34,576
2,275	Carnival Corp. (Panama)	114,751
908	Coach, Inc. (a)	46,635
6,250	Comcast Corp. - Class A (a)	171,312
624	DR Horton, Inc.	14,583
728	Eastman Kodak Co.	18,462
1,552	Gap, Inc. (The)	28,743
608	Genuine Parts Co.	31,203
607	Harley-Davidson, Inc.	37,082
156	Harman International Industries, Inc.	18,509
4,573	Home Depot, Inc.	177,752
180	KB Home	8,260
802	Kohl's Corp. (a)	60,407
319	Lennar Corp. - Class A	14,562
839	Mattel, Inc.	23,500
965	McGraw-Hill Cos., Inc. (The)	67,849
837	Newell Rubbermaid, Inc.	26,583
966	Nike, Inc. - Class B	54,820
260	Omnicom Group, Inc.	27,378
377	Sears Holdings Corp. (a)	67,868
192	Snap-On, Inc.	10,381
271	Stanley Works (The)	17,135
1,544	Staples, Inc.	38,693
3,490	Starbucks Corp. (a)	100,547
144	Tiffany & Co.	7,570
7,612	Time Warner, Inc.	162,668
3,945	Walt Disney Co. (The)	139,811

		1,553,353

	Consumer Staples - 8.9%
562	Brown-Forman Corp. - Class B	38,362
1,141	Clorox Co.	76,607
5,702	Coca-Cola Co. (The)	302,149
3,865	Colgate-Palmolive Co.	258,800
1,072	Constellation Brands, Inc. - Class A (a)	26,050
669	Estee Lauder Cos., Inc. (The) - Class A	31,644
852	General Mills, Inc.	52,176
573	Hershey Co. (The)	30,203
814	HJ Heinz Co.	38,730
324	McCormick & Co., Inc.	12,082

1,022	Supervalu, Inc.	48,688
1,457	Sysco Corp.	48,256
1,860	Walgreen Co.	83,942
7,125	Wal-Mart Stores, Inc.	339,150
355	Whole Foods Market, Inc.	14,590
691	WM Wrigley Jr. Co.	40,493

		1,441,922

	Energy - 10.1%
690	Apache Corp.	55,717
784	Baker Hughes, Inc.	64,664
910	Chesapeake Energy Corp.	31,723
1,392	El Paso Corp.	23,720
504	EOG Resources, Inc.	38,758
11,629	Exxon Mobil Corp.	967,184
2,250	Halliburton Co.	80,887
701	Marathon Oil Corp.	86,791
372	Murphy Oil Corp.	21,948
817	Nabors Industries, Ltd. (Bermuda) (a)	28,546
427	National Oilwell Varco, Inc. (a)	40,330
368	Noble Corp. (Cayman Islands)	34,000
732	Sunoco, Inc.	58,348
826	Weatherford International, Ltd. (Bermuda) (a)	44,885
761	XTO Energy, Inc.	44,146

		1,621,647

	Financials - 21.2%
1,371	Allstate Corp.	84,316
2,270	American Express Co.	147,505
4,163	American International Group, Inc.	301,151
10,543	Bank of America Corp.	534,636
1,830	Bank of New York Co., Inc. (The)	74,225
1,296	BB&T Corp.	54,575
468	CB Richard Ellis Group, Inc. - Class A (a)	17,419
902	Chubb Corp.	49,493
11,535	Citigroup, Inc.	628,542
1,488	Countrywide Financial Corp.	57,943
2,336	Fannie Mae	149,317
606	Franklin Resources, Inc.	82,258
1,659	Freddie Mac	110,805
8,144	JPMorgan Chase & Co.	422,104
1,086	Marsh & McLennan Cos., Inc.	35,653
1,619	Metlife, Inc.	110,092
1,021	Prudential Financial, Inc.	104,162
423	Public Storage, Inc., REIT	37,858
1,746	Regions Financial Corp.	62,280
552	Simon Property Group, Inc., REIT	59,605
849	SunTrust Banks, Inc.	75,807
1,513	Travelers Cos., Inc. (The)	81,959
357	Vornado Realty Trust, REIT	43,201
2,265	Washington Mutual, Inc.	99,026

		3,423,932

	Health Care - 11.4%
372	Allergan, Inc.	46,325
2,774	Amgen, Inc. (a)	156,259
259	Barr Pharmaceuticals, Inc. (a)	13,810
151	Bausch & Lomb, Inc.	10,253
598	Biomet, Inc.	26,085
3,594	Boston Scientific Corp. (a)	56,318
4,833	Bristol-Myers Squibb Co.	146,488
956	Cardinal Health, Inc.	69,272
779	Forest Laboratories, Inc. (a)	39,503
672	Health Management Associates, Inc. - Class A	7,392
381	Hospira, Inc. (a)	15,179
7,122	Johnson & Johnson	450,609
588	King Pharmaceuticals, Inc. (a)	12,489
693	Medco Health Solutions, Inc. (a)	53,888
564	Medimmune, Inc. (a)	32,644
2,807	Medtronic, Inc.	149,248
5,333	Merck & Co., Inc.	279,716
573	Mylan Laboratories, Inc.	11,328
862	St Jude Medical, Inc.	36,799
3,964	UnitedHealth Group, Inc.	217,108
252	Watson Pharmaceuticals, Inc. (a)	7,777

		1,838,490

	Industrials - 10.8%
2,262	Allied Waste Industries, Inc. (a)	30,447
537	American Standard Cos., Inc.	32,102
1,896	Boeing Co.	190,719
792	Burlington Northern Santa Fe Corp.	73,759
1,137	Caterpillar, Inc.	89,345
384	Cintas Corp.	14,730
699	Danaher Corp.	51,377
336	Eaton Corp.	31,497
213	Fluor Corp.	22,173
16,550	General Electric Co.	621,949
692	Ingersoll-Rand Co. Ltd. - Class A (Bermuda)	35,520
415	ITT Corp.	27,929
299	L-3 Communications Holding, Inc.	28,483
1,017	Lockheed Martin Corp.	99,768
882	Norfolk Southern Corp.	51,050
432	Paccar, Inc.	37,683
451	Pitney Bowes, Inc.	21,535
1,067	Raytheon Co.	59,325
403	Rockwell Automation, Inc.	27,424
401	Rockwell Collins, Inc.	28,339
96	Ryder System, Inc.	5,176
1,271	Southwest Airlines Co.	18,188
1,721	United Parcel Service, Inc. - Class B	123,860
204	WW Grainger, Inc.	17,962

		1,740,340

	Information Technology - 17.0%
1,625	Adobe Systems, Inc. (a)	71,630
612	Altera Corp. (a)	13,960
576	Analog Devices, Inc.	20,857
2,983	Apple, Inc. (a)	362,613
1,273	Automatic Data Processing, Inc.	63,268
921	Broadcom Corp. - Class A (a)	28,146
9,975	Cisco Systems, Inc. (a)	268,527
737	Electronic Arts, Inc. (a)	36,017
5,656	EMC Corp. (a)	95,530
1,772	First Data Corp.	57,944
637	Google, Inc. - Class A (a)	317,067
9,801	Intel Corp.	217,288
2,634	International Business Machines Corp.	280,784
480	Jabil Circuit, Inc.	11,040
921	Juniper Networks, Inc. (a)	22,482
752	Kla-Tencor Corp.	41,345
504	Linear Technology Corp.	18,089
1,295	LSI Logic Corp. (a)	11,241
16,915	Microsoft Corp.	518,783
432	Molex, Inc.	12,848
467	Novellus Systems, Inc. (a)	14,332
600	Nvidia Corp. (a)	20,802
874	Paychex, Inc.	35,310
348	PMC - Sierra, Inc. (a)	2,683
2,715	Qualcomm, Inc.	116,609
2,124	Solectron Corp. (a)	7,222
316	Tektronix, Inc.	9,565
720	Tellabs, Inc. (a)	7,884
1,773	Western Union Co. (The)	39,804
564	Xilinx, Inc.	16,063

		2,739,733

	Materials - 2.9%
593	Air Products & Chemicals, Inc.	46,248
1,822	Alcoa, Inc.	75,212
144	Ashland, Inc.	8,686
187	Eastman Chemical Co.	12,372
624	Ecolab, Inc.	26,926
2,094	EI Du Pont de Nemours & Co.	109,558
720	International Paper Co.	28,202
946	Newmont Mining Corp.	38,483
704	Nucor Corp.	47,548
312	Pactiv Corp. (a)	10,599
376	PPG Industries, Inc.	28,647
496	Sealed Air Corp.	16,021
217	Vulcan Materials Co.	25,973

		474,475

	Telecommunication Services - 3.8%
14,832	AT&T, Inc.	613,155

	Utilities - 3.7%
1,610	AES Corp. (a)	38,205
528	CMS Energy Corp.	9,636
436	Constellation Energy Group, Inc.	40,012
430	DTE Energy Co.	22,738
498	Entergy Corp.	56,224
1,601	Exelon Corp.	124,878
761	FirstEnergy Corp.	52,684
967	FPL Group, Inc.	61,820
416	KeySpan Corp.	17,335
156	Nicor, Inc.	7,324
648	NiSource, Inc.	14,392
911	PPL Corp.	41,870
607	Progress Energy, Inc.	30,405
1,773	Southern Co.	63,846
972	Xcel Energy, Inc.	22,307

		603,676

	Total Common Stock - 99.4%	16,050,723

	(Cost $15,103,896)

	Exchange-Traded Funds- 0.8%
815	SPDR Trust Series 1	124,956

	(Cost $122,173)

	Total Investments - 100.2%
	(Cost $15,226,069)	16,175,679
	Liabilities in excess of Other Assets - (0.2%)	(31,981)

	Net Assets - 100.0%	$16,143,698

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	98.4%
Panama	0.7%
Bermuda	0.7%
Cayman Islands	0.2%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Claymore/Ocean Tomo Growth Index ETF (OTR)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stock - 99.7%
	Consumer Discretionary - 4.4%
460	Garmin, Ltd. (Cayman Islands)	$29,592
676	Amazon.Com, Inc. (a)	46,739
650	International Game Technology	26,123
180	Scientific Games Corp. - Class A (a)	6,721
88	Shuffle Master, Inc. (a)	1,692
698	XM Satellite Radio Holdings, Inc. - Class A (a)	8,083

		118,950

	Consumer Staples - 19.2%
986	Avon Products, Inc.	37,852
396	Campbell Soup Co.	15,721
1,036	Colgate-Palmolive Co.	69,371
100	Energizer Holdings, Inc. (a)	9,906
5,738	Procter & Gamble Co.	364,650
416	WM Wrigley Jr. Co.	24,378

		521,878

	Energy - 4.4%
2,329	Halliburton Co.	83,728
486	Smith International, Inc.	26,978
186	Superior Energy Services (a)	7,470

		118,176

	Health Care - 26.2%
222	Alkermes, Inc. (a)	3,565
304	Allergan, Inc.	37,857
298	Amylin Pharmaceuticals, Inc. (a)	13,782
1,126	Baxter International, Inc.	64,002
2,766	Boston Scientific Corp. (a)	43,343
662	Celgene Corp. (a)	40,541
112	Cephalon, Inc. (a)	9,297
132	Cubist Pharmaceuticals, Inc. (a)	3,029
1,066	Elan Corp. PLC, ADR (Ireland) (a)	21,022
840	Gilead Sciences, Inc. (a)	69,527
6,542	GlaxoSmithKline PLC, ADR (United Kingdom)	341,362
224	ImClone Systems, Inc. (a)	9,256
92	Intuitive Surgical, Inc. (a)	12,662
196	Kinetic Concepts, Inc. (a)	9,835
76	Mentor Corp.	3,073
244	Varian Medical Systems, Inc. (a)	9,833
214	Vertex Pharmaceuticals, Inc. (a)	6,390
198	Waters Corp. (a)	11,939

		710,315

	Industrials - 11.0%
4,076	ABB, Ltd., ADR (Switzerland)	87,512
372	American Standard Cos., Inc.	22,238
84	Energy Conversion Devices, Inc. (a)	2,888
238	McDermott International, Inc. (Panama) (a)	18,564
422	Pitney Bowes, Inc.	20,150
1,660	3M Co.	146,014

		297,366

	Information Technology - 33.9%
1,066	Accenture, Ltd. - Class A (Bermuda)	43,642
1,022	Adobe Systems, Inc. (a)	45,050
520	Amkor Technology, Inc. (a)	7,394
1,292	Apple, Inc. (a)	157,055
468	Autodesk, Inc. (a)	21,271

3,966	Corning, Inc. (a)	99,150
126	DST Systems, Inc. (a)	10,550
4,910	Dell, Inc. (a)	131,932
116	Formfactor, Inc. (a)	4,614
114	Interdigital Communications Corp. (a)	3,711
376	MEMC Electronic Materials, Inc. (a)	22,853
268	NAVTEQ Corp. (a)	11,478
778	Network Appliance, Inc. (a)	25,044
936	Nortel Networks Corp. (Canada) (a)	24,411
272	Openwave Systems, Inc. (a)	2,802
6,568	Oracle Corp. (a)	127,288
3,968	Qualcomm, Inc.	170,426
304	Rambus, Inc. (a)	5,740
126	SiRF Technology Holdings, Inc. (a)	2,734

		917,145

	Materials - 0.6%
350	Ecolab, Inc.	15,102

	Total Common Stock - 99.7%
	(Cost $2,503,783)	2,698,932

	Exchange-Traded Funds- 0.3%
100	iShares S&P 500 Growth Index Fund	6,977

	(Cost - $6,839)

	Total Investments - 100.0%
	(Cost - $2,510,622)	2,705,909
	Liabilities in excess of Other Assets - (0.0%)	(106)

	Net Assets - 100.0%	$2,705,803

ADR	- American Depositary Receipt
(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	79.1%
United Kingdom	12.6%
Switzerland	3.2%
Bermuda	1.6%
Cayman Islands	1.1%
Canada	0.9%
Ireland	0.8%
Panama	0.7%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Claymore/Ocean Tomo Patent ETF (OTP)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 99.8%
	Consumer Discretionary - 10.5%
859	Amazon.com, Inc. (a)	$59,391
168	Autoliv, Inc. (Sweden)	10,030
142	Black & Decker Corp.	13,409
120	BorgWarner, Inc.	10,099
192	Brunswick Corp.	6,611
2,159	DaimlerChrysler AG (Germany)	197,505
2,573	DIRECTV Group, Inc. (The)	60,105
600	Eastman Kodak Co.	15,216
3,830	Ford Motor Co.	31,942
318	Fortune Brands, Inc.	25,688
492	Gannett Co, Inc.	28,939
450	Garmin, Ltd. (Cayman Islands)	28,948
1,188	General Motors Corp.	35,628
426	Goodyear Tire & Rubber Co. (The)	15,110
138	Harman International Industries, Inc.	16,374
710	International Game Technology	28,535
413	Johnson Controls, Inc.	45,306
160	Lear Corp.	5,707
231	Magna International, Inc. - Class A (Canada)	20,594
829	Mattel, Inc.	23,220
144	Mohawk Industries, Inc. (a)	14,697
576	Newell Rubbermaid, Inc.	18,294
6,661	News Corp. - Class A	147,141
1,054	Nike, Inc. - Class B	59,814
288	RadioShack Corp.	9,832
192	Scientific Games Corp. - Class A (a)	7,169
281	Sherwin-Williams Co. (The)	19,007
72	Shuffle Master, Inc. (a)	1,385
2,106	Sony Corp, ADR (Japan)	121,516
174	Stanley Works (The)	11,002
120	Thor Industries, Inc.	5,230
8,012	Time Warner, Inc.	171,216
3,790	Toyota Motor Corp, ADR (Japan)	457,680
164	Whirlpool Corp.	18,311
643	XM Satellite Radio Holdings, Inc. - Class A (a)	7,446

		1,748,097

	Consumer Staples - 4.6%
192	Alberto-Culver Co.	4,769
927	Avon Products, Inc.	35,588
819	Campbell Soup Co.	32,514
1,008	Coca-Cola Enterprises, Inc.	23,537
1,075	Colgate-Palmolive Co.	71,982
1,053	ConAgra Foods, Inc.	26,851

120	Energizer Holdings, Inc. (a)	11,887
727	General Mills, Inc.	44,521
958	Kimberly-Clark Corp.	67,980
6,629	Procter & Gamble Co.	421,273
582	WM Wrigley Jr. Co.	34,105

		775,007

	Energy - 13.2%
672	Baker Hughes, Inc.	55,427
3,534	ConocoPhillips	273,638
84	Dril-Quip, Inc. (a)	4,076
11,950	Exxon Mobil Corp.	993,881
267	Grant Prideco, Inc. (a)	15,163
2,097	Halliburton Co.	75,387
367	National Oilwell Varco, Inc. (a)	34,663
284	Noble Corp.	26,239
1,760	Occidental Petroleum Corp.	96,747
114	Oceaneering International, Inc. (a)	5,705
228	Rowan Cos, Inc.	9,001
6,763	Royal Dutch Shell PLC, ADR (Netherlands)	502,491
420	Smith International, Inc.	23,314
180	Superior Energy Services (a)	7,229
708	Weatherford International, Ltd. (a)	38,473
60	W-H Energy Services, Inc. (a)	3,828
1,248	Williams Cos, Inc.	39,636

		2,204,898

	Financials - 0.4%
866	Capital One Financial Corp.	69,089

	Health Care - 19.3%
3,241	Abbott Laboratories	182,630
126	Advanced Medical Optics, Inc. (a)	4,423
216	Alkermes, Inc. (a)	3,469
323	Allergan, Inc.	40,223
144	American Medical Systems Holdings, Inc. (a)	2,701
2,451	Amgen, Inc.	138,065
273	Amylin Pharmaceuticals, Inc. (a)	12,626
384	Applera Corp. - Applied Biosystems Group	10,902
222	Barr Pharmaceuticals, Inc. (a)	11,837
114	Bausch & Lomb, Inc.	7,741
1,368	Baxter International, Inc.	77,757
516	Becton Dickinson & Co.	39,345
719	Biogen Idec, Inc. (a)	37,546
511	Biomet, Inc.	22,290
3,113	Boston Scientific Corp. (a)	48,781
4,241	Bristol-Myers Squibb Co.	128,545
847	Cardinal Health, Inc.	61,374
793	Celgene Corp. (a)	48,563
139	Cephalon, Inc. (a)	11,538
96	Cooper Cos, Inc. (The)	5,293
216	CR Bard, Inc.	18,233
120	Cubist Pharmaceuticals, Inc. (a)	2,754

324	Dentsply International, Inc.	11,709
972	Elan Corp PLC, ADR (Ireland) (a)	19,168
551	Genzyme Corp. (a)	35,551
978	Gilead Sciences, Inc. (a)	80,949
6,016	GlaxoSmithKline PLC, ADR (Britain)	313,915
276	Human Genome Sciences, Inc. (a)	2,923
180	ImClone Systems, Inc. (a)	7,438
79	Intuitive Surgical, Inc. (a)	10,873
100	Invitrogen Corp. (a)	7,244
6,077	Johnson & Johnson	384,492
145	Kinetic Concepts, Inc. (a)	7,276
504	King Pharmaceuticals, Inc. (a)	10,705
589	Medco Health Solutions, Inc. (a)	45,801
2,419	Medtronic, Inc.	128,618
88	Mentor Corp.	3,559
660	Millennium Pharmaceuticals, Inc. (a)	7,174
113	Millipore Corp.	8,449
506	Mylan Laboratories, Inc.	10,004
192	Nektar Therapeutics (a)	2,177
84	Neurocrine Biosciences, Inc. (a)	976
252	Omnicare, Inc.	9,430
120	OSI Pharmaceuticals, Inc. (a)	4,531
240	PDL BioPharma, Inc. (a)	6,602
14,882	Pfizer, Inc.	409,106
5,711	Sanofi-Aventis, ADR (France)	274,699
3,123	Schering-Plough Corp.	102,247
715	St Jude Medical, Inc.	30,523
859	Stryker Corp.	57,819
1,673	Teva Pharmaceutical Industries, Ltd., ADR (Israel)	65,582
886	Thermo Fisher Scientific, Inc. (a)	48,376
269	Varian Medical Systems, Inc.	10,841
262	Vertex Pharmaceuticals, Inc. (a)	7,823
212	Waters Corp. (a)	12,784
216	Watson Pharmaceuticals, Inc. (a)	6,666
2,828	Wyeth	163,572

		3,226,238

	Industrials - 16.9%
1,513	3M Co.	133,083
4,594	ABB, Ltd., ADR (Switzerland)	98,633
60	Actuant Corp. - Class A	3,338
420	American Standard Cos, Inc.	25,108
229	Avery Dennison Corp.	14,947
1,361	Caterpillar, Inc.	106,947
380	Cooper Industries, Ltd. - Class A	20,360
918	CSX Corp.	41,714
219	Cummins, Inc.	20,636
649	Danaher Corp.	47,701
476	Deere & Co.	57,344
428	Dover Corp.	21,421
312	Eaton Corp.	29,247
1,679	Emerson Electric Co.	81,348

84	Energy Conversion Devices, Inc. (a)	2,888
21,599	General Electric Co.	811,690
264	Goodrich Corp.	15,705
1,639	Honeywell International, Inc.	94,914
1,173	Illinois Tool Works, Inc.	61,841
639	Ingersoll-Rand Co, Ltd. - Class A (Bermuda)	32,800
384	ITT Corp.	25,843
84	Kennametal, Inc.	6,461
260	L-3 Communications Holdings, Inc.	24,768
881	Lockheed Martin Corp.	86,426
132	Manitowoc Co, Inc. (The)	10,003
825	Masco Corp.	24,923
233	McDermott International, Inc.	18,174
724	Northrop Grumman Corp.	54,742
156	Oshkosh Truck Corp.	9,624
258	Pall Corp.	11,545
246	Parker Hannifin Corp.	24,935
463	Pitney Bowes, Inc.	22,108
288	Precision Castparts Corp.	34,433
941	Raytheon Co.	52,320
345	Rockwell Automation, Inc.	23,477
185	Roper Industries, Inc.	10,797
456	RR Donnelley & Sons Co.	19,526
168	Shaw Group, Inc. (The) (a)	6,797
1,871	Siemens AG, ADR (Germany)	246,972
96	Simpson Manufacturing Co, Inc.	3,199
212	Terex Corp.	17,971
126	Thomas & Betts Corp.	7,311
168	Trinity Industries, Inc.	7,757
4,161	Tyco International, Ltd. (Bermuda)	138,811
564	Union Pacific Corp.	68,064
2,088	United Technologies Corp.	147,308

		2,825,960

	Information Technology - 23.9%
816	3Com Corp. (a)	3,819
1,246	Accenture, Ltd. - Class A (Bermuda)	51,011
240	ADC Telecommunications, Inc. (a)	4,020
1,234	Adobe Systems, Inc.	54,395
156	Adtran, Inc.	4,221
1,144	Advanced Micro Devices, Inc. (a)	16,325
852	Agilent Technologies, Inc. (a)	32,521
756	Altera Corp. (a)	17,244
372	Amkor Technology, Inc. (a)	5,290
374	Amphenol Corp. - Class A	13,382
713	Analog Devices, Inc.	25,818
336	Andrew Corp. (a)	4,445
1,809	Apple, Inc.	219,902
2,935	Applied Materials, Inc.	56,058
108	Atheros Communications, Inc. (a)	3,144
1,020	Atmel Corp. (a)	5,702
1,579	AU Optronics Corp., ADR (Taiwan)	24,680

487	Autodesk, Inc.	22,134
960	Avaya, Inc. (a)	15,360
84	Avid Technology, Inc. (a)	2,864
312	Avnet, Inc.	13,366
816	BEA Systems, Inc. (a)	10,486
1,148	Broadcom Corp. - Class A (a)	35,083
840	Brocade Communications Systems, Inc. (a)	7,711
588	Cadence Design Systems, Inc. (a)	13,353
180	Ciena Corp. (a)	6,178
364	Computer Sciences Corp. (a)	20,166
1,008	Conexant Systems, Inc. (a)	1,300
3,296	Corning, Inc.	82,400
176	Cree, Inc. (a)	3,960
77	Cymer, Inc. (a)	3,091
373	Cypress Semiconductor Corp. (a)	8,008
4,772	Dell, Inc. (a)	128,224
138	Diebold, Inc.	6,842
138	DST Systems, Inc. (a)	11,555
1,080	Electronic Data Systems Corp.	31,115
4,408	EMC Corp.	74,451
180	Emulex Corp. (a)	3,994
87	F5 Networks, Inc. (a)	7,070
120	Fair Isaac Corp.	4,542
252	Fairchild Semiconductor International, Inc. (a)	4,642
648	Finisar Corp. (a)	2,352
1,596	First Data Corp.	52,189
96	Formfactor, Inc. (a)	3,819
281	Harris Corp.	14,028
5,616	Hewlett-Packard Co.	256,707
420	Integrated Device Technology, Inc. (a)	6,304
12,110	Intel Corp.	268,479
108	Interdigital Communications Corp. (a)	3,515
288	Intersil Corp. - Class A	8,669
3,118	International Business Machines Corp.	332,378
150	International Rectifier Corp. (a)	5,435
63	Itron, Inc. (a)	4,262
444	JDS Uniphase Corp. (a)	5,816
1,188	Juniper Networks, Inc. (a)	28,999
420	Kla-Tencor Corp.	23,092
297	Lam Research Corp. (a)	15,937
204	Lexmark International, Inc. - Class A (a)	10,594
629	Linear Technology Corp.	22,575
1,610	LSI Logic Corp. (a)	13,975
1,224	Marvell Technology Group, Ltd. (Bermuda) (a)	19,241
672	Maxim Integrated Products, Inc.	20,664
471	MEMC Electronic Materials, Inc. (a)	28,627
1,573	Micron Technology, Inc.	19,159
20,096	Microsoft Corp.	616,344
27	MicroStrategy, Inc. - Class A (a)	2,803
5,022	Motorola, Inc.	91,350
664	National Semiconductor Corp.	17,875

205	NAVTEQ Corp. (a)	8,780
780	Network Appliance, Inc. (a)	25,108
8,246	Nokia OYJ, ADR (Finland)	225,775
912	Nortel Networks Corp. (Canada)	23,785
708	Novell, Inc. (a)	5,537
259	Novellus Systems, Inc. (a)	7,949
756	Nvidia Corp. (a)	26,211
108	Omnivision Technologies, Inc. (a)	1,750
192	Openwave Systems, Inc. (a)	1,978
10,807	Oracle Corp. (a)	209,440
336	QLogic Corp. (a)	5,732
3,501	Qualcomm, Inc.	150,368
216	Rambus, Inc. (a)	4,078
477	SanDisk Corp. (a)	20,773
1,116	Sanmina-SCI Corp. (a)	3,984
1,150	Seagate Technology (Cayman Islands)	23,678
120	Silicon Laboratories, Inc. (a)	4,154
108	Sirf Technology Holdings, Inc. (a)	2,344
7,561	Sun Microsystems, Inc. (a)	38,561
1,955	Symantec Corp. (a)	39,080
936	Tellabs, Inc. (a)	10,249
396	Teradyne, Inc. (a)	6,740
3,032	Texas Instruments, Inc.	107,212
514	VeriSign, Inc. (a)	15,333
384	Vishay Intertechnology, Inc. (a)	6,843
456	Western Digital Corp. (a)	8,577
1,968	Xerox Corp.	37,136
708	Xilinx, Inc.	20,164
96	Zoran Corp. (a)	1,932

		3,998,311

	Materials - 5.0%
455	Air Products & Chemicals, Inc.	35,485
772	Alcan, Inc. (Canada)	66,979
1,825	Alcoa, Inc.	75,336
2,771	Arcelor Mittal - Class A (Netherlands)	166,232
216	Ball Corp.	11,958
2,015	Dow Chemical Co. (The)	91,441
1,941	EI Du Pont de Nemours & Co.	101,553
173	Eastman Chemical Co.	11,446
528	Ecolab, Inc.	22,783
99	IPSCO, Inc.	15,566
531	Lyondell Chemical Co.	19,737
1,143	Monsanto Co.	70,409
277	Pactiv Corp. (a)	9,410
344	PPG Industries, Inc.	26,209
675	Praxair, Inc.	45,961
456	Rohm & Haas Co.	24,173
274	Sigma-Aldrich Corp.	11,859
454	Weyerhaeuser Co.	37,210

		843,747

	Telecommunication Services - 5.1%
732	Alltel Corp.	50,157
13,109	AT&T, Inc.	541,926
6,108	Verizon Communications, Inc.	265,881

		857,964

	Utilities - 0.9%
684	Edison International	39,857
369	KeySpan Corp.	15,376
576	NiSource, Inc.	12,793
1,579	Southern Co.	56,860
852	Xcel Energy, Inc.	19,553

		144,439

	Total Common Stock - 99.8%	16,693,750

	(Cost $15,125,674)

	Exchange-Traded Funds- 0.1%
305	iShares S&P Growth Index	21,280

	(Cost $20,907)

	Total Investments - 99.9%
	(Cost $15,146,581)	16,715,030
	Other Assets in excess of Liabilities - 0.1%	12,246

	Net Assets - 100.0%	$16,727,276

ADR	- American Depositary Receipt
(a)	Non-income producing security.

Country Allocation*
United States	81.3%
Netherlands	4.0%
Japan	3.5%
Germany	2.7%
Britain	1.9%
France	1.7%
Bermuda	1.5%
Finland	1.4%
Canada	0.7%
Switzerland	0.6%
Cayman Islands	0.3%
Taiwan	0.2%
Ireland	0.1%
Sweden	0.1%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Claymore/Sabrient Defender ETF (DEF)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 97.0%
	Consumer Discretionary - 14.0%
3,234	Abercrombie & Fitch Co. - Class A	$267,290
7,149	Clear Channel Communications, Inc.	274,522
12,086	Dollar General Corp.	261,541
10,474	Eastman Kodak Co.	265,621
5,315	EchoStar Communications Corp. - Class A (a)	244,809
31,625	Ford Motor Co.	263,753
3,024	Harrah's Entertainment, Inc.	258,401
3,292	Magna International, Inc. - Class A (Canada)	293,482
5,208	McDonald's Corp.	263,264
8,433	Newell Rubbermaid, Inc.	267,832
6,310	Royal Caribbean Cruises Ltd. (Liberia)	274,359
16,880	ServiceMaster Co. (The)	261,302
2,978	Station Casinos, Inc.	261,617
2,329	Whirlpool Corp.	260,033

		3,717,826

	Consumer Staples - 12.9%
3,747	Altria Group, Inc.	266,412
5,148	Anheuser-Busch Cos., Inc.	274,594
6,587	Campbell Soup Co.	261,504
4,373	General Mills, Inc.	267,803
5,608	HJ Heinz Co.	266,829
4,866	Kellogg Co.	262,667
3,380	Loews Corp.	262,795
2,690	Molson Coors Brewing Co. - Class B	246,323
7,726	Pepsi Bottling Group, Inc.	270,333
4,031	Reynolds American, Inc.	262,176
15,568	Sara Lee Corp.	278,667
5,484	Supervalu, Inc.	261,258
4,655	UST, Inc.	248,530

		3,429,891

	Energy - 5.1%
5,656	Anadarko Petroleum Corp.	280,820
7,315	Chesapeake Energy Corp.	255,001
5,787	Enerplus Resources Fund (Canada)	282,637
5,520	Petro-Canada (Canada)	279,588
5,088	Pioneer Natural Resources Co.	262,643

		1,360,689

	Financials - 28.3%
4,937	Aflac, Inc.	260,970

4,120	Allstate Corp. (The)	253,380
4,303	AMB Property Corp. - REIT	248,929
5,671	American Capital Strategies Ltd.	274,647
7,248	American Financial Group, Inc.	258,391
4,674	Apartment Investment & Management Co. - Class A - REIT	256,462
2,175	AvalonBay Communities, Inc. - REIT	283,598
6,895	Axis Capital Holdings Ltd. (Bermuda)	272,835
2,251	Boston Properties, Inc. - REIT	260,396
5,655	Cincinnati Financial Corp.	256,850
6,053	Duke Realty Corp. - REIT	242,846
4,178	General Growth Properties, Inc. - REIT	246,669
7,323	Genworth Financial, Inc. - Class A	264,360
7,532	Health Care Property Investors, Inc. - REIT	246,070
5,684	Hospitality Properties Trust - REIT	252,597
5,467	iStar Financial, Inc. - REIT	262,580
5,399	Liberty Property Trust - REIT	253,321
2,761	Macerich Co. (The) - REIT	246,281
7,238	Manulife Financial Corp. (Canada)	270,412
12,064	Old Republic International Corp.	261,306
3,539	PartnerRe Ltd. (Bermuda)	271,795
6,435	Plum Creek Timber Co., Inc. - REIT	268,983
4,109	Principal Financial Group, Inc.	249,827
2,893	Public Storage - REIT	258,924
3,154	Regency Centers Corp. - REIT	247,810
2,284	Simon Property Group, Inc. - REIT	246,626
3,763	Torchmark Corp.	263,824
4,755	Travelers Co., Inc. (The)	257,578
3,260	XL Capital Ltd. - Class A (Cayman Islands)	265,886

		7,504,153

	Health Care - 6.0%
5,120	Dade Behring Holdings, Inc.	275,763
4,704	DaVita, Inc. (a)	259,802
4,316	McKesson Corp.	272,469
5,006	Merck & Co., Inc.	262,565
9,562	Pfizer, Inc.	262,859
3,178	WellPoint, Inc. (a)	258,721

		1,592,179

	Industrials - 12.1%
18,808	Allied Waste Industries, Inc. (a)	253,156
4,135	Avery Dennison Corp.	269,891
2,766	Boeing Co.	278,232
5,059	Canadian National Railway Co. (Canada)	276,171

6,997	General Electric Co.	262,947
3,371	Lan Airlines S.A. - ADR (Chile)	271,096
2,677	Lockheed Martin Corp.	262,614
3,522	Northrop Grumman Corp.	266,298
9,059	Republic Services, Inc.	274,307
6,129	RR Donnelley & Sons Co.	262,444
7,923	Tyco International Ltd. (Bermuda)	264,311
6,814	Waste Management, Inc.	263,497

		3,204,964

	Information Technology - 1.9%
7,962	First Data Corp.	260,357
7,648	Novellus Systems, Inc. (a)	234,717

		495,074

	Materials - 7.5%
4,259	Alcan, Inc. (Canada)	369,511
4,994	Ball Corp.	276,468
3,929	Eastman Chemical Co.	259,943
5,053	Du Pont (E.I.) de Nemours & Co.	264,373
8,004	MeadWestvaco Corp.	280,140
3,473	PPG Industries, Inc.	264,608
5,032	Rohm & Haas Co.	266,746

		1,981,789

	Telecommunication Services - 9.2%
4,049	Alltel Corp.	277,437
6,585	AT&T, Inc.	272,224
7,672	BCE, Inc. (Canada)	283,097
5,323	CenturyTel, Inc.	263,063
16,570	Citizens Communications Co.	262,635
4,579	Mobile Telesystems - ADR (Russia)	248,090
4,827	Philippine Long Distance Telephone Co. - ADR (Philippines)	271,808
27,595	Qwest Communications International, Inc. (a)	283,953
6,393	Verizon Communications, Inc.	278,287

		2,440,594

	Total Common Stocks - 97.0%
	(Cost $24,207,146)	25,727,159

	Master Limited Partnerships - 3.0%
	Energy - 2.0%
4,176	Energy Transfer Partners L.P.	255,571
14,871	Pengrowth Energy Trust L.P. (Canada)	278,534

		534,105

	Financials - 1.0%
2,807	AllianceBernstein Holding L.P.	256,588

	Total Master Limited Partnerships
	(Cost $734,882)	790,693

	Exchange-Traded Funds - 0.1%
380	iShares S&P 500 Value Index Fund
	(Cost $31,540)	31,836

	Rights - 0.0%
254	Lan Airlines (Chile)
	(Cost $0)	10

	Total Investments - 100.1%
	(Cost $24,973,568)	26,549,698
	Liabilities in excess of Other Assets - (0.1%)	(34,531)

	Net Assets - 100.0%	$26,515,167

ADR	- American Depositary Receipt
L.P.	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	83.2%
Canada	8.8%
Bermuda	3.0%
Liberia	1.0%
Philippines	1.0%
Chile	1.0%
Cayman Islands	1.0%
Russia	1.0%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Claymore/Sabrient Insider ETF (NFO)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Consumer Discretionary - 14.1%
8,672	American Eagle Outfitters, Inc.	$234,144
3,758	Deckers Outdoor Corp. (a)	330,291
9,670	DeVry, Inc.	324,912
11,508	DIRECTV Group, Inc. (The) (a)	268,827
6,300	Guess?, Inc.	278,460
21,348	Interpublic Group of Co., Inc. (a)	250,839
3,591	Kohl's Corp. (a)	270,474
9,935	Limited Brands, Inc.	260,794
4,556	Meredith Corp.	283,429
3,883	MGM Mirage (a)	308,815
4,965	Nordstrom, Inc.	257,832
3,976	Sherwin-Williams Co. (The)	268,937
8,507	Starbucks Corp. (a)	245,087
4,021	Starwood Hotels & Resorts Worldwide, Inc. - REIT	289,793
7,561	Walt Disney Co. (The)	267,962

		4,140,596

	Consumer Staples - 4.6%
5,529	Church & Dwight Co., Inc.	276,505
5,545	Coca-Cola Co. (The)	293,830
7,122	Hormel Foods Corp.	266,719
5,579	NBTY, Inc. (a)	293,065
4,458	Ralcorp Holdings, Inc. (a)	259,277

		1,389,396

	Energy - 8.1%
4,513	Cameron International Corp. (a)	319,972
8,833	Nabors Industries Ltd. (Bermuda) (a)	308,625
8,753	Oil States International, Inc. (a)	340,754
6,021	Smith International, Inc.	334,226
5,592	Tesoro Corp.	346,033
4,361	Valero Energy Corp.	325,418
8,105	Western Refining, Inc.	398,361

		2,373,389

	Financials - 15.9%
4,599	American Express Co.	298,843
10,385	American Home Mortgage Investment Corp. - REIT	226,808
3,783	American International Group, Inc.	273,662
4,486	Ameriprise Financial, Inc.	281,945

9,266	Arthur J. Gallagher & Co.	272,420
10,934	Calamos Asset Management, Inc. - Class A	272,803
14,666	Corus Bankshares, Inc.	266,775
4,802	First Community Bancorp, Inc.	271,217
7,484	Genworth Financial, Inc. - Class A	270,172
5,941	Hancock Holding Co.	234,907
5,360	JPMorgan Chase & Co.	277,809
6,244	Mellon Financial Corp.	270,553
8,999	Raymond James Financial, Inc.	299,757
4,735	Redwood Trust, Inc. - REIT	253,749
4,780	RLI Corp.	274,611
11,967	Unum Group	317,604
11,375	Waddell & Reed Financial, Inc. - Class A	295,068

		4,658,703

	Health Care - 10.4%
5,936	Aetna, Inc.	314,192
12,127	AMN Healthcare Services, Inc. (a)	273,100
15,773	BioMarin Pharmaceuticals, Inc. (a)	281,390
1,872	CIGNA Corp.	313,803
13,367	Cubist Pharmaceuticals, Inc. (a)	306,773
3,820	Laboratory Corp. of America Holdings (a)	300,787
13,194	Mylan Laboratories, Inc.	260,845
7,985	PAREXEL International Corp. (a)	321,157
11,079	Schering-Plough Corp.	362,726
5,715	Thermo Fisher Scientific, Inc. (a)	312,039

		3,046,812

	Industrials - 17.0%
5,308	Alexander & Baldwin, Inc.	283,925
2,939	Boeing Co.	295,634
8,675	Deluxe Corp.	378,837
5,040	First Solar, Inc. (a)	342,922
3,640	Genlyte Group, Inc. (a)	317,117
5,544	Honeywell International, Inc.	321,053
9,513	Horizon Lines, Inc. - Class A	328,008
5,500	Hubbell, Inc. - Class B	309,815
17,151	Hudson Highland Group, Inc. (a)	370,119
3,060	L-3 Communications Holdings, Inc.	291,496
9,556	Pacer International, Inc.	257,248
5,820	Regal Beloit Corp.	282,910
4,286	Rockwell Automation, Inc.	291,662
7,127	Teledyne Technologies, Inc. (a)	328,412
6,397	Trinity Industries, Inc.	295,349
7,750	Waste Management, Inc.	299,692

		4,994,199

	Information Technology - 16.0%
15,286	Activision, Inc. (a)	302,510
8,263	Agilent Technologies, Inc. (a)	315,399
8,155	Blue Coat Systems, Inc. (a)	358,737
13,096	Cadence Design Systems, Inc. (a)	297,410
8,222	Citrix Systems, Inc. (a)	276,341
15,782	Concur Technologies, Inc. (a)	314,377
7,234	Diodes, Inc. (a)	267,586
7,440	FEI Co. (a)	276,024
5,453	Harris Corp.	272,214
20,868	Informatica Corp. (a)	318,446
4,161	Itron, Inc. (a)	281,492
5,435	NDS Group PLC ADR (United Kingdom) (a)	272,837
9,872	NETGEAR, Inc. (a)	368,324
5,378	Rogers Corp. (a)	216,411
42,036	Sun Microsystems, Inc. (a)	214,384
6,095	SunPower Corp. - Class A (a)	325,534

		4,678,026

	Materials - 9.0%
6,392	Albemarle Corp.	259,771
2,563	Allegheny Technologies, Inc.	296,257
8,091	Compass Minerals International, Inc.	276,308
6,144	Dow Chemical Co. (The)	278,815
9,832	Mosaic Co. (The) (a)	345,398
4,139	Nucor Corp.	279,548
4,285	Praxair, Inc.	291,766
6,407	Sigma-Aldrich Corp.	277,295
2,886	United States Steel Corp.	326,580

		2,631,738

	Telecommunication Services - 1.1%
30,398	Qwest Communications International, Inc. (a)	312,795

	Utilities - 4.0%
6,105	Alliant Energy Corp.	263,736
4,215	FirstEnergy Corp.	291,804
6,111	ONEOK, Inc.	330,605
15,813	TECO Energy, Inc.	277,676

		1,163,821

	Total Common Stocks - 100.2%
	(Cost $25,045,028)	29,389,475

	Exchange-Traded Funds - 0.1%
545	iShares S&P SmallCap 600 Index Fund
	(Cost $38,460)	39,567

	Total Investments - 100.3%
	(Cost $25,083,488)	29,429,042
	Liabilities in excess of Other Assets - (0.3%)	(100,730)

	Net Assets - 100.0%	$29,328,312

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	98.1%
Bermuda	1.0%
United Kingdom	0.9%
* Subject to change daily. Based on total investments.

See previously submitted notes to the financial statements for the period ended February 28, 2007.

Claymore/Sabrient Stealth ETF (STH)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 96.0%
	Consumer Discretionary - 18.3%
6,307	Alloy, Inc. (a)	$71,647
12,027	American Greetings Corp.	315,228
4,069	Avatar Holdings, Inc. (a)	335,814
7,735	Books-A-Million, Inc.	127,395
5,998	Cato Corp. (The)	130,457
3,932	Core-Mark Holding Co, Inc. (a)	135,890
2,566	CPI Corp.	203,612
11,600	Eddie Bauer Holdings, Inc. (a)	159,384
4,163	Famous Dave’s Of America, Inc. (a)	88,755
15,370	Fuel Systems Solutions, Inc. (a)	250,531
6,001	GameTech International, Inc.	58,510
48,152	Interstate Hotels & Resorts, Inc. (a)	296,135
8,008	Martha Stewart Living Omnimedia (a)	143,824
2,676	Morningstar, Inc. (a)	127,940
23,553	PC Mall, Inc. (a)	289,231
11,079	Premier Exhibitions, Inc. (a)	154,884
5,602	Pre-Paid Legal Services, Inc.	363,962
4,479	Russ Berrie & Co., Inc.	76,009
15,303	Standard Motor Products, Inc.	237,962
17,590	Stewart Enterprises, Inc.	136,147
15,164	Systemax, Inc. (a)	329,817
16,490	Triarc Cos, Inc.	254,771

		4,287,905

	Consumer Staples - 4.9%
14,028	Alliance One International, Inc. (a)	134,809
22,703	Cal-Maine Foods, Inc.	303,085
1,302	Coca-Cola Bottling Co. Consolidated	72,079
8,696	Imperial Sugar Co.	247,140
41,142	Overhill Farms, Inc. (a)	236,155
2,220	Universal Corp.	141,125

		1,134,393

	Energy - 7.5%
3,519	Bolt Technology Corp. (a)	155,293
10,237	Gulfport Energy Corp. (a)	195,527
9,797	Input/Output, Inc. (a)	157,046
4,399	Markwest Hydrocarbon, Inc.	261,784
27,848	Omni Energy Services Corp. (a)	304,379

2,601	Petroleum Development Corp. (a)	132,573
20,324	Uranerz Energy Corp. (a)	114,018
15,188	USEC, Inc. (a)	350,843
3,315	Westmoreland Coal Co. (a)	92,820

		1,764,283

	Financials - 15.0%
4,984	Associated Estates Realty Corp. - REIT	77,551
10,185	Beverly Hills Bancorp, Inc.	75,674
13,128	CNA Surety Corp. (a)	268,336
8,666	Cousins Properties, Inc. - REIT	280,605
4,823	First Regional Bancorp (a)	123,903
11,527	Great American Financial Resources, Inc.	276,533
2,520	Great Southern Bancorp, Inc.	69,678
24,366	Medallion Financial Corp.	278,503
8,111	Omega Healthcare Investors, Inc. - REIT	139,590
10,340	Origen Financial, Inc. - REIT	74,034
6,431	Pico Holdings, Inc. (a)	302,321
3,866	Ramco-Gershenson Properties - REIT	143,003
3,376	SCPIE Holdings, Inc. (a)	72,246
5,577	SWS Group, Inc.	134,629
7,882	United Fire & Casualty Co.	308,580
3,895	Universal Health Realty Income Trust - REIT	136,909
8,579	US Global Investors, Inc.	182,561
41,936	Winthrop Realty Trust - REIT	282,649
5,892	Zenith National Insurance Corp.	284,996

		3,512,301

	Health Care - 5.7%
13,650	Biolase Technology, Inc. (a)	81,900
5,858	Caraco Pharmaceutical Laboratories Ltd. (a)	90,565
4,692	Corvel Corp. (a)	128,748
2,299	Hillenbrand Industries, Inc.	152,194
54,250	Immunomedics, Inc. (a)	289,153
18,806	Ligand Pharmaceuticals, Inc. (a)	124,308
5,725	Medical Action Industries, Inc. (a)	115,645
4,397	Nutraceutical International Corp. (a)	71,891
22,925	Quadramed Corp. (a)	74,506
47,344	Theragenics Corp. (a)	207,840

		1,336,750

	Industrials - 20.7%
5,261	ABM Industries, Inc.	155,252
41,504	ABX Air, Inc. (a)	262,305
8,917	Aceto Corp.	78,648
3,904	Amrep Corp. (a)	227,603

2,471	Atlas Air Worldwide Holdings, Inc. (a)	144,875
13,918	COMSYS IT Partners, Inc. (a)	320,392
1,917	Consolidated Graphics, Inc. (a)	139,174
5,217	Ennis, Inc.	124,686
3,608	Exponent, Inc. (a)	82,984
31,018	GrafTech International Ltd. (a)	480,159
85,911	Hawaiian Holdings, Inc. (a)	335,053
6,776	Hurco Co., Inc.	323,622
11,266	Integrated Electrical Services, Inc. (a)	298,324
5,082	Lamson & Sessions Co. (The) (a)	141,940
8,009	Lydall, Inc. (a)	113,007
2,263	M&F Worldwide Corp. (a)	154,540
19,628	Midwest Air Group, Inc. (a)	295,401
3,204	Miller Industries, Inc. (a)	78,370
1,868	NACCO Industries, Inc.	317,560
20,261	PRG-Schultz International, Inc. (a)	331,267
4,255	Tennant Co.	138,373
12,252	Tredegar Corp.	283,144

		4,826,679

	Information Technology - 12.8%
13,364	Agilysys, Inc.	290,266
8,392	American Software, Inc.	81,067
10,521	Avici Systems, Inc. (a)	95,636
10,115	Ceva, Inc. (a)	74,851
11,151	DDI Corp. (a)	78,280
11,938	Falconstor Software, Inc. (a)	129,527
6,526	Imergent, Inc.	155,971
9,054	Infocrossing, Inc. (a)	165,236
13,642	infoUSA, Inc.	145,697
4,739	Keithley Instruments, Inc.	62,887
17,383	Mentor Graphics Corp. (a)	247,882
4,655	Moldflow Corp. (a)	102,969
5,109	NVE Corp. (a)	172,786
3,685	OYO Geospace Corp. (a)	278,439
19,961	PC Connection, Inc. (a)	230,350
2,847	Rimage Corp. (a)	79,659
3,126	Rogers Corp. (a)	125,790
9,567	SRS Labs, Inc. (a)	142,644
4,907	Tessco Technologies, Inc. (a)	122,773
7,091	Vignette Corp. (a)	131,964
7,095	Zones, Inc. (a)	65,913

		2,980,587

	Materials - 9.7%
6,656	AEP Industries, Inc. (a)	297,124
4,066	Balchem Corp.	71,724
4,578	Chaparral Steel Co.	335,110
2,534	Flotek Industries, Inc. (a)	131,768
4,860	LSB Industries, Inc. (a)	100,116
5,882	Mesabi Trust	128,404
7,296	Myers Industries, Inc.	161,752
3,443	Neenah Paper, Inc.	150,803
9,839	Pioneer Co., Inc. (a)	338,658
2,993	RTI International Metals, Inc. (a)	265,629
5,270	Universal Stainless & Alloy (a)	221,182
3,773	Valhi, Inc.	57,991

		2,260,261

	Utilities - 1.4%
32,385	Aquila, Inc. (a)	138,284
3,507	SJW Corp.	113,171
15,540	US Energy Systems, Inc. (a)	75,214

		326,669

	Total Common Stocks - 96.0%
	(Cost $21,159,804)	22,429,828

	Exchange-Traded Funds - 0.1%
440	iShares S&P SmallCap 600 Index Fund
	(Cost $31,190)	31,944

	Master Limited Partnerships - 4.1%
	Consumer Discretionary - 1.0%
2,428	American Real Estate Partners L.P.	226,654

	Energy - 1.6%
10,078	NuStar GP Holdings LLC	371,777

	Financials - 1.2%
8,317	W.P. Carey & Co. LLC	281,946

	Utilities - 0.3%
17,829	Star Gas Partners L.P. (a)	85,579

	Total Master Limited Partnerships
	(Cost $917,508)	965,956

Total Investments - 100.2%
(Cost $22,108,502)	23,427,728
Liabilities in excess of Other Assets - (0.2%)	(56,254)

Net Assets - 100.0%	$23,371,474

L.P.	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Country Allocation*
United States	100.0%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Claymore/Zacks Growth & Income Index ETF (CZG)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 98.9%
	Consumer Discretionary - 13.0%
216	Advance Auto Parts, Inc.	$8,947
287	Big Lots, Inc. (a)	9,041
133	Buffalo Wild Wings, Inc. (a)	11,386
267	Catalina Marketing Corp.	8,517
135	Chipotle Mexican Grill, Inc. - Class A (a)	11,694
448	Cooper Tire & Rubber Co.	10,783
169	CROCS, Inc. (a)	13,750
115	Deckers Outdoor Corp. (a)	10,107
275	GameStop Corp. - Class A (a)	10,170
556	General Motors Corp.	16,674
310	Genuine Parts Co.	15,909
232	Gymboree Corp. (a)	10,370
282	Hasbro, Inc.	9,066
425	Iconix Brand Group, Inc. (a)	9,456
523	Idearc, Inc.	18,436
216	J. Crew Group, Inc. (a)	9,692
132	Jack in the Box, Inc. (a)	10,094
206	Jarden Corp. (a)	8,780
92	Johnson Controls, Inc.	10,092
333	Mattel, Inc.	9,327
613	New York Times Co. (The) - Class A	15,392
154	NutriSystem, Inc. (a)	10,090
11	NVR, Inc. (a)	8,767
160	Phillips-Van Heusen	9,779
322	RadioShack Corp.	10,993
52	Sears Holdings Corp. (a)	9,361
1,079	ServiceMaster Co. (The)	16,703
177	Sotheby's	8,402
324	Starbucks Corp. (a)	9,334
231	TRW Automotive Holdings Corp. (a)	9,374
288	Walt Disney Co. (The)	10,207
218	Zumiez, Inc. (a)	8,415

		349,108

	Consumer Staples - 7.8%
277	Altria Group, Inc.	19,695
860	American Oriental Bioengineering, Inc. (a)	9,202
236	Avon Products, Inc.	9,060
307	Chattem, Inc. (a)	19,547

168	Church & Dwight Co., Inc.	8,402
414	Coca-Cola Enterprises, Inc.	9,667
216	Corn Products International, Inc.	8,862
91	Energizer Holdings, Inc. (a)	9,014
182	Estee Lauder Cos., Inc. (The) - Class A	8,609
341	HJ Heinz Co.	16,225
364	Jones Soda Co. (a)	6,861
236	Kimberly-Clark Corp.	16,747
329	Kroger Co. (The)	9,975
120	Loews Corp.	9,330
157	Longs Drug Stores Corp.	8,993
237	Reynolds American, Inc.	15,414
433	Tyson Foods, Inc. - Class A	9,652
270	UST, Inc.	14,415

		209,670

	Energy - 3.7%
222	Cimarex Energy Co.	9,331
170	Dril-Quip, Inc. (a)	8,248
648	General Maritime Corp. (Marshall Islands)	19,647
428	Global Industries Ltd. (a)	10,148
410	Hanover Compressor Co. (a)	10,250
278	Helmerich & Payne, Inc.	9,421
351	Spectra Energy Corp.	9,347
149	Valero Energy Corp.	11,118
219	Western Refining, Inc.	10,764

		98,274

	Financials - 25.5%
122	AG Edwards, Inc.	10,756
333	American Capital Strategies Ltd.	16,127
156	Ameriprise Financial, Inc.	9,805
664	Apollo Investment Corp.	15,624
116	Arch Capital Group Ltd. (Bermuda) (a)	8,339
479	Arthur J Gallagher & Co.	14,083
232	Axis Capital Holdings Ltd. (Bermuda)	9,180
327	Bank of America Corp.	16,582
354	BB&T Corp.	14,907
444	Brandywine Realty Trust - REIT	14,124
50	CBOT Holdings, Inc. - Class A (a)	9,831
317	Citigroup, Inc.	17,273
262	Comerica, Inc.	16,461
115	Credit Suisse Group - ADR (Switzerland)	8,732
327	Douglas Emmett, Inc. - REIT	8,623
372	Duke Realty Corp. - REIT	14,925
38	Fairfax Financial Holdings Ltd. (Canada)	7,692
98	Federal Realty Investment Trust - REIT	8,685

620	Fidelity National Financial, Inc. - Class A	17,385
178	First American Corp.	9,532
368	First Horizon National Corp.	14,827
362	Highwoods Properties, Inc. - REIT	15,870
320	Hospitality Properties Trust - REIT	14,221
644	Host Hotels & Resorts, Inc. - REIT	16,435
654	Huntington Bancshares, Inc.	14,689
410	KeyCorp	14,600
536	KKR Financial Holdings LLC - REIT	14,354
109	LandAmerica Financial Group, Inc.	10,103
298	Liberty Property Trust - REIT	13,982
292	Mack-Cali Realty Corp. - REIT	14,101
115	Merrill Lynch & Co., Inc.	10,664
147	MetLife, Inc.	9,996
122	Morgan Stanley	10,375
356	National Retail Properties, Inc. - REIT	8,633
490	Nationwide Health Properties, Inc. - REIT	15,224
74	Nymex Holdings, Inc.	9,424
119	PartnerRe Ltd. (Bermuda)	9,139
448	People's United Financial, Inc.	9,045
806	Popular, Inc. (Puerto Rico)	13,871
103	Prudential Financial, Inc.	10,508
350	Rayonier, Inc. - REIT	15,736
424	Regions Financial Corp.	15,124
607	Senior Housing Properties Trust - REIT	14,265
538	Sunstone Hotel Investors, Inc. - REIT	15,876
190	SunTrust Banks, Inc.	16,965
167	SVB Financial Group (a)	8,863
538	TCF Financial Corp.	15,188
145	UBS AG (Switzerland)	9,460
460	US Bancorp	15,907
355	Ventas, Inc. - REIT	15,038
298	Wachovia Corp.	16,149
366	Washington Mutual, Inc.	16,002
358	Washington Real Estate Investment Trust - REIT	13,457

		686,757

	Health Care - 8.1%
68	Alcon, Inc. (Switzerland)	9,388
523	Alkermes, Inc. (a)	8,399
640	Bristol-Myers Squibb Co.	19,398
169	Chemed Corp.	11,323
62	Cigna Corp.	10,393
176	Dade Behring Holdings, Inc.	9,479
188	Digene Corp. (a)	8,366
322	Eli Lilly & Co.	18,876

103	Express Scripts, Inc. (a)	10,516
72	Intuitive Surgical, Inc. (a)	9,909
245	Kindred Healthcare, Inc. (a)	7,840
393	Merck & Co., Inc.	20,613
211	Palomar Medical Technologies, Inc. (a)	8,206
686	Pfizer, Inc.	18,858
312	Schering-Plough Corp.	10,215
461	Tanox, Inc. (a)	8,648
148	Varian, Inc. (a)	8,710
116	WellCare Health Plans, Inc. (a)	10,677
105	Zimmer Holdings, Inc. (a)	9,246

		219,060

	Industrials - 10.2%
145	Acuity Brands, Inc.	8,803
94	Alliant Techsystems, Inc. (a)	9,494
171	American Standard Cos., Inc.	10,222
158	Belden, Inc.	9,047
109	Boeing Co.	10,964
152	Ceradyne, Inc. (a)	10,271
196	CNH Global NV (Netherlands)	9,600
91	Deere & Co.	10,963
587	Deluxe Corp.	25,634
98	Fluor Corp.	10,202
132	Foster Wheeler Ltd. (Bermuda) (a)	13,667
231	FTI Consulting, Inc. (a)	8,565
157	General Cable Corp. (a)	10,700
165	Geo Group, Inc. (The) (a)	8,993
134	Manitowoc Co., Inc. (The)	10,155
113	Manpower, Inc.	10,396
114	Paccar, Inc.	9,944
91	Precision Castparts Corp.	10,880
177	Raytheon Co.	9,841
138	Rockwell Collins, Inc.	9,752
274	Spirit Aerosystems Holdings, Inc. - Class A (a)	9,565
236	TeleTech Holdings, Inc. (a)	8,303
93	Textron, Inc.	9,979
264	United Rentals, Inc. (a)	8,857
144	United Stationers, Inc. (a)	9,661
129	Washington Group International, Inc. (a)	10,836

		275,294

	Information Technology - 7.9%
2,130	3Com Corp. (a)	9,968
241	Accenture Ltd. - Class A (Bermuda)	9,867
273	Agilent Technologies, Inc. (a)	10,420
641	Amkor Technology, Inc. (a)	9,115
290	aQuantive, Inc. (a)	18,499
225	Arrow Electronics, Inc. (a)	9,236
485	Brooks Automation, Inc. (a)	8,580
194	CommScope, Inc. (a)	10,618
888	Compuware Corp. (a)	10,088
423	Corning, Inc. (a)	10,575
302	eBay, Inc. (a)	9,833
328	Electronic Data Systems Corp.	9,450
234	FEI Co. (a)	8,681
245	Hewlett-Packard Co.	11,199
181	MEMC Electronic Materials, Inc. (a)	11,001
306	Nvidia Corp. (a)	10,609
542	Smith Micro Software, Inc. (a)	8,526
595	Tekelec (a)	8,925
515	Vishay Intertechnology, Inc. (a)	9,177
229	VistaPrint Ltd. (Bermuda) (a)	9,176
331	Xilinx, Inc.	9,427

		212,970

	Materials - 9.0%
303	AK Steel Holding Corp. (a)	10,520
188	Cabot Corp.	9,082
271	Celanese Corp.	9,862
422	Dow Chemical Co. (The)	19,150
133	Eastman Chemical Co.	8,799
155	Freeport-McMoRan Copper & Gold, Inc.	12,199
154	Greif, Inc. - Class A	8,572
974	Hecla Mining Co. (a)	7,792
457	Hercules, Inc. (a)	8,605
144	Lubrizol Corp.	9,464
178	Metal Management, Inc.	8,619
164	Monsanto Co.	10,102
650	Packaging Corp. of America	16,809
198	Quanex Corp.	9,492
153	Reliance Steel & Aluminum Co.	9,390
165	Schnitzer Steel Industries, Inc. - Class A	8,943
200	Sonoco Products Co.	8,660
308	Southern Copper Corp.	27,313
210	Steel Dynamics, Inc.	9,849
100	United States Steel Corp.	11,316
828	Worthington Industries, Inc.	17,479

		242,017

	Telecommunication Services - 3.4%
493	AT&T, Inc.	20,381
1,022	Citizens Communications Co.	16,199
296	Embarq Corp.	19,021
454	Verizon Communications, Inc.	19,763
1,066	Windstream Corp.	16,011

		91,375

	Utilities - 10.3%
370	AGL Resources, Inc.	15,784
368	American Electric Power Co., Inc.	17,528
928	Centerpoint Energy, Inc.	17,567
324	Consolidated Edison, Inc.	15,818
526	DPL, Inc.	16,048
315	DTE Energy Co.	16,657
588	Energy East Corp.	14,212
130	Exelon Corp.	10,140
148	FPL Group, Inc.	9,462
350	KeySpan Corp.	14,585
212	Mirant Corp. (a)	9,837
308	Nicor, Inc.	14,461
624	NiSource, Inc.	13,859
558	Pepco Holdings, Inc.	16,662
312	Progress Energy, Inc.	15,628
110	Public Service Enterprise Group, Inc.	9,783
434	Southern Co.	15,628
825	TECO Energy, Inc.	14,487
656	Xcel Energy, Inc.	15,055

		273,201

	Total Common Stock - 98.9%
	(Cost $2,515,562)	2,657,726

	Exchange-Traded Funds - 0.1%
27	iShares S&P SmallCap 600 Value Index Fund
	(Cost $2,168)	2,209

	Master Limited Partnerships - 1.1%
	Energy - 0.5%
496	Enterprise Products Partners, L.P.	15,535

	Financials - 0.6%
184	AllianceBernstein Holding, L.P.	16,819

	Total Master Limited Partnerships
	(Cost $31,959)	32,354

Total Investments - 100.1%
(Cost $2,549,689)	2,692,289
Liabilities in excess of Other Assets - (0.1%)	(2,158)

Net Assets - 100.0%	$2,690,131

ADR -	American Depositary Receipt
L.P. -	Limited Partnership
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Country Allocation*
United States	94.9%
Bermuda	2.2%
Switzerland	1.0%
Marshall Islands	0.7%
Puerto Rico	0.5%
Netherlands	0.4%
Canada	0.3%
* Subject to change daily. Based on total investments.

Claymore/Zacks Mid-Cap Core ETF (CZA)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks - 96.8%
	Consumer Discretionary - 8.2%
350	Autoliv, Inc.	$20,895
721	Genuine Parts Co.	37,002
230	International Speedway Corp. - Class A	12,052
432	Polo Ralph Lauren Corp.	42,133
256	Snap-On, Inc.	13,842
694	Tim Hortons, Inc.	21,604
469	VF Corp.	43,983
850	Wyndham Worldwide Corp. (a)	31,620

		223,131

	Consumer Staples - 9.8%
394	Alberto-Culver Co.	9,787
532	Brown-Forman Corp. - Class B	36,314
637	Clorox Co.	42,768
282	Corn Products International, Inc.	11,570
385	Delhaize Group - ADR (Belgium)	36,687
884	Estee Lauder Cos., Inc. (The) - Class A	41,813
294	Herbalife Ltd. (Cayman Islands)	11,834
577	Hormel Foods Corp.	21,609
445	Loews Corp.	34,599
545	McCormick & Co., Inc.	20,323

		267,304

	Energy - 2.0%
1,544	Enbridge, Inc. (Canada)	54,936

	Financials - 18.0%
256	Allied World Assurance Holdings Ltd. (Bermuda)	12,969
305	Arch Capital Group Ltd. (Bermuda) (a)	21,926
1,164	Aspen Insurance Holdings Ltd. (Bermuda)	31,568
653	Axis Capital Holdings Ltd. (Bermuda)	25,839
208	Bank of Hawaii Corp.	11,130
308	BOK Financial Corp.	16,718
748	Cincinnati Financial Corp.	33,974
1,120	CNA Financial Corp.	56,918
268	Everest Re Group Ltd. (Bermuda)	28,738
775	Fulton Financial Corp.	11,819
40	Markel Corp. (a)	19,720
635	Nationwide Financial Services - Class A	39,313

982	Old Republic International Corp.	21,270
418	SEI Investments Co.	25,803
516	Sky Financial Group, Inc.	14,190
222	Stancorp Financial Group, Inc.	11,291
569	UnionBanCal Corp.	34,925
274	Unitrin, Inc.	13,421
677	Willis Group Holdings Ltd. (Bermuda)	31,352
795	WR Berkley Corp.	26,187

		489,071

	Health Care - 3.9%
437	CR Bard, Inc.	36,887
619	Dentsply International, Inc.	22,371
498	PerkinElmer, Inc.	13,202
296	Respironics, Inc. (a)	13,068
535	Varian Medical Systems, Inc. (a)	21,560

		107,088

	Industrials - 27.9%
331	AerCap Holdings NV (Netherlands) (a)	10,261
857	American Standard Cos., Inc.	51,231
442	Ametek, Inc.	16,681
458	Avery Dennison Corp.	29,894
636	Canadian Pacific Railway Ltd. (Canada)	45,455
338	ChoicePoint, Inc. (a)	14,825
1,059	CNH Global NV (Netherlands)	51,870
914	Cooper Industries Ltd. - Class A (Bermuda)	48,972
273	Crane Co.	11,927
852	Dover Corp.	42,643
560	Equifax, Inc.	23,537
516	Goodrich Corp.	30,697
344	Harsco Corp.	18,321
772	ITT Corp.	51,956
491	Jacobs Engineering Group, Inc. (a)	28,453
517	L-3 Communications Holdings, Inc.	49,249
481	Parker Hannifin Corp.	48,754
724	Rockwell Automation, Inc.	49,268
720	Rockwell Collins, Inc.	50,882
535	Textron, Inc.	57,406
259	Thomas & Betts Corp. (a)	15,027
220	URS Corp. (a)	11,062

		758,371

	Information Technology - 12.8%
364	Affiliated Computer Services, Inc. - Class A (a)	21,239
835	Amdocs Ltd. (Guernsey) (a)	32,456
1,944	ASML Holding (Netherlands) (a)	50,097

471	Cognos, Inc. (Canada) (a)	18,840
586	Convergys Corp. (a)	15,084
712	Fiserv, Inc. (a)	42,186
380	Global Payments, Inc.	15,215
688	Ingram Micro, Inc. - Class A (a)	14,255
158	Mettler Toledo International, Inc. (a)	15,531
804	Molex, Inc. - Class A	21,507
762	NCR Corp. (a)	40,897
1,944	QLogic Corp. (a)	33,165
818	Total System Services, Inc.	27,149

		347,621

	Materials - 8.7%
336	Airgas, Inc.	14,327
405	Albemarle Corp.	16,459
439	Bemis Co., Inc.	14,764
661	Celanese Corp. - Series A	24,054
442	Commercial Metals Co.	15,536
160	FMC Corp.	13,386
1,129	Lyondell Chemical Co.	41,965
599	Nalco Holding Co.	15,832
937	Rohm & Haas Co.	49,670
412	Sonoco Products Co.	17,840
417	Valspar Corp.	12,047

		235,880

	Utilities - 5.5%
672	Allegheny Energy, Inc. (a)	35,878
738	KeySpan Corp.	30,752
452	Oneok, Inc.	24,453
743	Pepco Holdings, Inc.	22,186
429	UGI Corp.	12,355
492	Wisconsin Energy Corp.	23,828

		149,452

	Total Common Stock - 96.8%
	(Cost $2,424,227)	2,632,854

	Exchange-Traded Funds - 0.1%
16	iShares Russell Midcap Index Fund
	(Cost $1,758)	1,790

	Master Limited Partnerships - 3.2%
	Financials - 1.2%
355	AllianceBernstein Holding L.P.	32,451

	Energy - 2.0%
326	Boardwalk Pipeline Partners L.P.	11,527
460	Energy Transfer Partners L.P.	28,152
370	TEPPCO Partners L.P.	16,262

		55,941

	Total Master Limited Partnerships
	(Cost $85,734)	88,392

	Total Investments - 100.1%
	(Cost $2,511,719)	2,723,036
	Liabilities in excess of Other Assets - (0.1%)	(2,707)

	Net Assets - 100.0%	$2,720,329

ADR	American Depositary Receipt
L.P.	Limited Partnership
(a)	Non-income producing security.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Country Allocation*
United States	81.1%
Bermuda	7.4%
Canada	4.4%
Netherlands	4.1%
Belgium	1.4%
Guernsey	1.2%
Cayman Islands	0.4%
* Subject to change daily. Based on total investments.

Claymore/Zacks Sector Rotation ETF (XRO)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Common Stocks - 97.6%
	Consumer Discretionary - 15.4%
6,039	Abercrombie & Fitch Co., Class A	$499,123
15,237	American Eagle Outfitters, Inc.	411,399
5,354	Autozone, Inc. (a)	688,685
7,326	Big Lots, Inc. (a)	230,769
7,011	Brinker International, Inc.	224,072
18,685	CarMax, Inc. (a)	448,440
6,003	Dollar Tree Stores, Inc. (a)	253,987
19,778	Expedia, Inc. (a)	475,265
24,302	IAC/InterActiveCorp. (a)	840,849
11,154	JC Penney Co., Inc.	897,674
14,953	Kohl's Corp. (a)	1,126,260
25,429	McDonald's Corp.	1,285,436
17,311	Nordstrom, Inc.	898,960
4,350	OfficeMax, Inc.	195,315
8,478	RadioShack Corp.	289,439
19,331	Target Corp.	1,206,834
10,050	Tiffany & Co.	528,329
8,649	Urban Outfitters, Inc. (a)	229,890

		10,730,726

	Consumer Staples - 4.9%
7,496	Delhaize Group, ADR (Belgium)	714,294
32,440	Kroger Co.	983,581
25,013	Safeway, Inc.	862,448
17,593	SUPERVALU, Inc.	838,130

		3,398,453

	Energy - 4.0%
11,523	Noble Energy, Inc.	729,291
6,876	Range Resources Corp.	266,376
4,248	Teekay Shipping Corp. (Bahamas)	258,533
9,126	Tesoro Corp.	564,717
16,720	XTO Energy, Inc.	969,927

		2,788,844

	Financials - 35.2%
10,341	American Capital Strategies Ltd.	500,815
6,736	American Financial Group, Inc.	240,138
16,039	Ameriprise Financial, Inc.	1,008,051
7,952	Apartment Investment & Management Co., Class A - REIT	436,326
5,283	AvalonBay Communities, Inc.- REIT	688,850
13,501	Axis Capital Holdings Ltd. (Bermuda)	534,235
7,807	Boston Properties, Inc. - REIT	903,114
20,109	CB Richard Ellis Group, Inc., Class A (a)	748,457
15,951	CNA Financial Corp.	810,630
21,367	China Life Insurance Co., Ltd., ADR (China) (a)	991,215
4,715	Credicorp Ltd. (Bermuda)	274,790
6,426	Eaton Vance Corp.	282,037
5,107	First Marblehead Corp.	190,287
6,921	Forest City Enterprises, Inc., Class A	485,162
9,481	Franklin Resources, Inc.	1,286,951
5,545	Goldman Sachs Group, Inc.	1,279,897
34,832	Host Hotels & Resorts, Inc. - REIT	888,913
5,623	IntercontinentalExchange, Inc. (a)	814,998

9,795	iStar Financial, Inc. - REIT	470,454
2,205	Jones Lang LaSalle, Inc.	257,323
18,802	Kimco Realty Corp. - REIT	870,345
25,216	Loews Corp.	1,286,772
946	Markel Corp. (a)	466,378
14,768	Moody's Corp.	1,028,591
14,545	Morgan Stanley	1,236,907
12,763	Nationwide Financial Services, Class A	790,157
9,775	NYSE Euronext (a)	812,107
21,678	People's United Financial, Inc.	437,679
14,115	Prologis - REIT	912,676
9,680	Public Storage, Inc. - REIT	866,360
7,609	SEI Investments Co.	469,704
10,297	Simon Property Group, Inc. - REIT	1,111,870
5,444	Ventas, Inc. - REIT	230,608
7,679	Vornado Realty Trust - REIT	929,236

		24,542,033

	Health Care - 22.5%
20,531	Abbott Laboratories	1,156,922
21,751	Baxter International, Inc.	1,236,327
11,919	Becton Dickinson & Co.	908,824
17,470	Celgene Corp. (a)	1,069,862
4,203	Cerner Corp. (a)	238,772
6,424	Cigna Corp.	1,076,855
17,815	Forest Laboratories, Inc. (a)	903,399
14,976	Gilead Sciences, Inc. (a)	1,239,564
8,519	Health Net, Inc. (a)	486,265
4,518	Kinetic Concepts, Inc. (a)	226,713
9,462	Laboratory Corp. of America Holdings (a)	745,038
12,636	Medco Health Solutions, Inc. (a)	982,575
25,935	Merck & Co., Inc.	1,360,291
20,181	Millennium Pharmaceuticals, Inc. (a)	219,367
44,906	Schering-Plough Corp.	1,470,222
17,273	Stryker Corp.	1,162,646
2,693	WellCare Health Plans, Inc. (a)	247,864
10,731	Zimmer Holdings, Inc. (a)	944,972

		15,676,478

	Industrials - 9.9%
22,573	AMR Corp. (a)	639,945
18,432	CNH Global NV (Netherlands)	902,799
6,294	Continental Airlines, Inc., Class B (a)	252,830
10,341	Covanta Holding Corp. (a)	256,457
10,544	Deere & Co.	1,270,236
11,806	Lockheed Martin Corp.	1,158,169
3,606	Manitowoc Co., Inc.	273,263
8,808	Precision Castparts Corp.	1,053,084
9,577	Terex Corp. (a)	811,842
6,003	UAL Corp. (a)	235,678

		6,854,303

	Information Technology - 3.1%
23,781	Accenture Ltd., Class A (Bermuda)	973,594
9,018	Convergys Corp. (a)	232,123
6,469	Mastercard, Inc., Class A	967,439

		2,173,156

	Materials - 2.6%
9,999	Ball Corp.	553,545
9,369	Crown Holdings, Inc. (a)	233,569
8,901	Owens-Illinois, Inc. (a)	302,634

6,798	Pactiv Corp. (a)	230,928
14,517	Sealed Air Corp.	468,899

		1,789,575

	Total Common Stocks - 97.6%
	(Cost $62,857,861)	67,953,568

	Exchange Traded Funds - 0.0%
100	SPDR Trust Series 1
	(Cost $14,843)	15,332

	Master Limited Partnerships - 2.5%
	Consumer Discretionary - 0.8%
5,762	American Real Estate Partners LP	537,883

	Energy - 0.7%
12,492	Energy Transfer Equity LP	508,299

	Financials - 1.0%
7,765	AllianceBernstein Holding LP	709,799

	Total Master Limited Partnerships
	(Cost $1,603,267)	1,755,981

	Total Investments - 100.1%
	(Cost $64,475,971)	69,724,881
	Liabilities in excess of Other Assets - (0.1%)	(68,452)

	Net Assets - 100.0%	$69,656,429

ADR	- American Depositary Receipt
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	93.3%
Bermuda	2.6%
China	1.4%
Netherlands	1.3%
Belgium	1.0%
Bahamas	0.4%
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Claymore/Zacks Yield Hog ETF (CVY)

Portfolio of Investments

May 31, 2007 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 70.2%
	Consumer Discretionary - 1.7%
26,886	Leggett & Platt, Inc.	$657,900
25,898	New York Times Co., Class A	650,299
13,642	Tupperware Brands Corp.	394,390

		1,702,589

	Consumer Staples - 2.9%
20,931	HJ Heinz Co.	995,897
14,096	Kimberly-Clark Corp.	1,000,252
15,732	Reynolds American, Inc.	1,023,209

		3,019,358

	Energy - 3.8%
13,991	Chevron Corp.	1,140,127
9,878	Crosstex Energy, Inc.	296,044
11,426	General Maritime Corp.	346,436
9,671	Nordic American Tanker Shipping (Bermuda)	381,424
8,257	PetroChina Co. Ltd., ADR (China)	1,067,135
12,282	Ship Finance International Ltd. (Bermuda)	381,602
9,449	Ultrapar Participacoes SA, ADR (Brazil)	287,628

		3,900,396

	Financials - 33.5%
14,355	American Capital Strategies Ltd.	695,213
50,076	American Financial Realty Trust, REIT	564,857
63,801	Annaly Capital Management, Inc., REIT	985,087
18,521	Associated Banc-Corp.	611,378
2,640	Australia & New Zealand Banking Group Ltd., ADR (Australia)	316,483
18,872	Bank of America Corp.	956,999
6,192	Bank of Hawaii Corp.	331,334
5,278	Bank of Montreal (Canada)	352,095
7,341	Bank of Nova Scotia (Canada)	369,913
15,025	BB&T Corp.	632,703
19,052	Citigroup, Inc.	1,038,144
24,713	Colonial BancGroup, Inc.	623,756
11,063	Colonial Properties Trust, REIT	545,959
10,570	Comerica, Inc.	664,113
11,138	Commerce Group, Inc.	379,694
9,000	Endurance Specialty Holdings Ltd. (Bermuda)	358,470
26,600	Fidelity National Financial, Inc.	745,864
7,617	First Financial Bankshares, Inc.	308,793
12,877	First Industrial Realty Trust, Inc., REIT	574,314
14,970	Freddie Mac	999,846
36,425	Fremont General Corp.	482,631
19,802	Health Care REIT, Inc., REIT	866,734
20,836	Hospitality Properties Trust, REIT	925,952
27,664	Huntington Bancshares, Inc.	621,333
16,972	Keycorp	604,373
27,490	Lexington Realty Trust, REIT	571,792

21,199	Lloyds TSB Group PLC, ADR (United Kingdom)	973,034
29,714	Medical Properties Trust, Inc., REIT	422,830
3,916	National Australia Bank Ltd., ADR (Australia)	687,532
24,981	National Bank of Greece SA, ADR (Greece)	300,771
25,381	National City Corp.	877,929
17,685	National Retail Properties, Inc., REIT	428,861
13,109	Newcastle Investment Corp., REIT	388,813
13,093	PNC Financial Services Group, Inc.	966,263
36,579	Popular, Inc. (Puerto Rico)	629,525
9,310	Provident Bankshares Corp.	311,420
28,723	RAIT Financial Trust, REIT	846,180
19,820	Realty Income Corp., REIT	543,464
26,800	Regions Financial Corp.	955,956
6,906	Royal Bank of Canada (Canada)	376,860
27,257	Senior Housing Properties Trust, REIT	640,540
29,534	Spirit Finance Corp., REIT	424,108
11,387	SunTrust Banks, Inc.	1,016,745
24,220	TCF Financial Corp.	683,731
32,106	Thornburg Mortgage, Inc., REIT	890,300
5,354	Toronto-Dominion Bank (Canada)	369,854
10,434	UnionBanCal Corp.	640,439
26,941	US Bancorp	931,620
17,340	Wachovia Corp.	939,655
14,817	Washington Mutual, Inc.	647,799
27,683	Wells Fargo & Co.	999,080
2,282	Westpac Banking Corp., ADR (Australia)	247,620
10,103	Whitney Holding Corp.	313,597
7,493	Wilmington Trust Corp.	320,026
6,629	Zenith National Insurance Corp.	320,645

		34,223,027

	Health Care - 2.4%
6,787	Brookdale Senior Living, Inc.	320,414
18,236	Eli Lilly & Co.	1,068,994
38,463	Pfizer, Inc.	1,057,348

		2,446,756

	Industrials - 3.3%
20,684	Deluxe Corp.	903,270
16,721	Diana Shipping, Inc. (Greece)	381,072
27,494	General Electric Co.	1,033,225
8,290	Macquarie Infrastructure Co. Trust	369,817
13,378	Pitney Bowes, Inc.	638,800

		3,326,184

	Information Technologies - 1.1%
26,971	Microchip Technology, Inc.	1,094,483

	Materials - 6.8%
21,917	Dow Chemical Co.	994,594
18,931	EI Du Pont de Nemours & Co.	990,470
31,032	Louisiana-Pacific Corp.	636,156
30,136	Lyondell Chemical Co.	1,120,155
9,637	PPG Industries, Inc.	734,243
13,649	RPM International, Inc.	310,105
13,635	Southern Copper Corp.	1,209,152
11,176	Weyerhaeuser Co.	915,985

		6,910,860

	Telecommunications - 6.1%
16,542	BT Group PLC, ADR (United Kingdom)	1,081,020
49,769	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	936,653
11,573	Embarq Corp.	743,681
74,022	Tele Norte Leste Participacoes SA, ADR (Brazil)	1,407,158
23,682	Telecom Italia SPA, ADR (Italy)	686,778
5,507	Telemig Celular Participacoes SA, ADR (Brazil)	267,750
34,433	Vodafone Group PLC, ADR (United Kingdom)	1,082,229

		6,205,269

	Utilities - 8.6%
15,316	Alliant Energy Corp.	661,651
21,400	American Electric Power Co., Inc.	1,019,282
10,135	Atmos Energy Corp.	328,273
35,787	Centerpoint Energy, Inc.	677,448
20,675	CPFL Energia SA, ADR (Brazil)	1,156,766
8,358	Enel SPA, ADR (Italy)	475,905
25,921	Energy East Corp.	626,511
14,560	Exelon Corp.	1,135,680
15,338	National Fuel Gas Co.	698,799
6,466	New Jersey Resources Corp.	354,207
20,896	PNM Resources, Inc.	616,641
16,793	PPL Corp.	771,806
11,882	Westar Energy, Inc.	314,992

		8,837,961

	Total Common Stocks - 70.2%	71,666,883

	(Cost $66,808,217)

	Master Limited Partnerships - 10.3%
10,665	AllianceBernstein Holding LP	974,888
17,834	Boardwalk Pipeline Partners LP	630,610
20,440	Copano Energy LLC	894,454
18,855	Enbridge Energy Partners LP	1,052,109
17,284	Energy Transfer Equity LP	703,286
14,692	Energy Transfer Partners LP	899,150
28,920	Enterprise Products Partners LP	905,775
13,148	NuStar Energy LP	868,557
14,895	Plains All American Pipeline LP	922,745
21,066	Suburban Propane Partners LP	1,021,701
21,145	TEPPCO Partners LP	929,323
14,481	Williams Partners LP	705,514

	Total Master Limited Partnerships	10,508,112

	(Cost $8,482,669)

	Closed End Funds - 9.0%
15,376	BlackRock Corporate High Yield Fund V, Inc.	215,879
20,374	BlackRock Corporate High Yield Fund VI, Inc.	278,920
45,207	BlackRock Enhanced Dividend Achievers Trust	665,899
10,464	BlackRock Floating Rate Income Strategies Fund, Inc.	201,327
21,560	BlackRock World Investment Trust	365,226
68,349	Calamos Strategic Total Return Fund	1,063,510
14,617	Cohen & Steers REIT and Preferred Income Fund, Inc.	431,932
17,002	Eaton Vance Enhanced Equity Income Fund	356,872
10,626	Eaton Vance Short Duration Diversified Income Fund	202,532
24,170	Evergreen Multi-Sector Income Fund	424,425
16,062	ING Global Advantage and Premium Opportunity Fund	354,649
63,059	ING Prime Rate Trust	487,446
68,060	Liberty All Star Equity Fund	615,943
40,510	NFJ Dividend Interest & Premium Strategy Fund	1,047,589

12,606	Nuveen Equity Premium and Growth Fund	247,456
41,442	Nuveen Multi-Strategy Income and Growth Fund	573,143
67,302	Nuveen Multi-Strategy Income and Growth Fund 2	932,806
46,389	Western Asset High Income Fund II, Inc.	528,835
33,131	Western Asset High Income Opportunity Fund, Inc.	231,254

	Total Closed End Funds	9,225,643

	(Cost $9,061,690)

	Income Trusts - 6.2%
78,816	Advantage Energy Income Fund (Canada)	976,530
24,395	Enerplus Resources Fund (Canada)	1,191,452
114,451	Enterra Energy Trust (Canada)	654,660
42,139	Fording Canadian Coal Trust (Canada)	1,223,295
53,879	PrimeWest Energy Trust (Canada)	1,134,692
97,516	Provident Energy Trust (Canada)	1,141,912

	Total Income Trusts	6,322,541

	(Cost $6,116,064)

	Royalty Trusts - 1.7%
14,115	BP Prudhoe Bay Royalty Trust	935,825
25,697	San Juan Basin Royalty Trust	834,125

	Total Royalty Trusts	1,769,950

	(Cost $1,678,656)

	Exchange Traded Funds - 0.2%
1,128	SPDR Trust Series 1	172,945

	(Cost $172,234)

	Preferred Stocks - 2.1%
	Financials - 2.1%
10,631	Fannie Mae, 4.59%, 09/30/08 (a)	478,714
27,433	Freddie Mac, 5.57%, 12/31/11	683,630
19,283	MetLife, Inc., 6.50%, 09/15/10	500,008
18,651	RenaissanceRe Holdings Ltd., 6.60%, 12/01/11 (Bermuda)	454,711

	Total Preferred Stocks	2,117,063

	(Cost $2,161,963)

	Total Long-Term Investments - 99.7%	101,783,137

	(Cost $94,481,493)

Principal Amount	Description	Value
	Short-Term Investments - 0.1%
	U.S. Government and Agency Securities - 0.1%
$ 145,000	Federal Home Loan Bank Discount Note, yielding 5.14%,
	maturing 6/01/07	145,000

	(Cost $145,000)

	Total Investments - 99.8%
	(Cost $94,626,493)	101,928,137
	Other Assets in excess of Liabilities - 0.2%	151,650

	Net Assets - 100.0%	$102,079,787

ADR	- American Depositary Receipt
LP	- Limited Partnership
REIT	- Real Estate Investment Trust
(a)	Floating rate security. The rate shown is as of May 31, 2007.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2007.

Country Allocation*
United States	79.0%
Canada	7.7%
United Kingdom	3.1%
Brazil	3.1%
Bermuda	1.5%
Australia	1.2%
Italy	1.1%
China	1.1%
Taiwan	0.9%
Greece	0.7%
Puerto Rico	0.6%
* Subject to change daily. Based on long-term investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	July 27, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	July 27, 2007